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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEMI-ANNUAL REPORT

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually a “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2018

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdowns	4
Portfolio of Investments	8
Statements of Assets & Liabilities	25
Statements of Operations	28
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	47
Fund Holdings	54
Proxy Voting Policies, Procedures and Voting Records	54
Board of Trustees and Executive Officers	55
Board Approval of the Investment Advisory Agreements	56

About Your Fund’s Expenses (Unaudited) February 28, 2018

The Funds’ advisor, Shelton Capital Management (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 982	$ 3.39	0.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.46	0.69%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 973	$ 3.62	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.71	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 971	$ 6.06	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 993	$ 2.92	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.96	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 991	$ 5.38	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,004	$ 2.63	0.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.66	0.53%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,003	$ 5.12	1.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.16	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,111	$ 2.51	0.48%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.41	0.48%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,108	$ 5.12	0.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.91	0.98%

About Your Fund’s Expenses (Unaudited) February 28, 2018 (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Net Annual Expense Ratio
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,083	$ 3.31	0.64%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.21	0.64%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,081	$ 5.88	1.14%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.71	1.14%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,096	$ 4.16	0.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.01	0.80%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,093	$ 6.75	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.51	1.30%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,085	$ 3.88	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.76	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,082	$ 6.45	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.26	1.25%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,001	$ 4.96	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 998	$ 7.43	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,139	$ 2.60	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.46	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,135	$ 5.24	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.96	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,007	$ 6.47	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.51	1.30%

*

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2018

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,487,801	4.9%
2	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,230,700	4.6%
3	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,826,750	4.0%
4	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,703,650	3.8%
5	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,645,137	3.7%
6	California Educational Facilities Authority	Revenue Bonds (University of Southern California); Series 2009A	2,558,825	3.6%
7	William S Hart Union High School District	General Obligation Bonds; 2001 Election, Series B	2,448,123	3.5%
8	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,432,510	3.4%
9	State of California	Tax-Exempt Various Purpose General Obligation Bonds	2,342,449	3.3%
10	City of Los Angeles CA	General Obligation Refunding Bonds; Series 2012-A	2,228,940	3.2%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	08/15/2023	$ 2,475,439	11.7%
2	United States Treasury Note/Bond	02/15/2022	2,350,500	11.1%
3	United States Treasury Note/Bond	11/15/2018	2,328,211	11.0%
4	United States Treasury Note/Bond	08/15/2020	2,113,330	10.0%
5	United States Treasury Note/Bond	05/15/2025	2,100,613	9.9%
6	United States Treasury Note/Bond	02/15/2021	2,068,477	9.8%
7	United States Treasury Note/Bond	02/15/2019	1,911,689	9.0%
8	United States Treasury Note/Bond	02/29/2024	1,255,338	5.9%
9	United States Treasury Note/Bond	02/15/2026	981,969	4.6%
10	United States Treasury Note/Bond	05/15/2038	979,250	4.6%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	01/31/2019	$ 1,091,857	20.8%
2	United States Treasury Note/Bond	01/31/2020	1,081,953	20.6%
3	United States Treasury Note/Bond	06/15/2018	998,235	18.9%
4	United States Treasury Note/Bond	07/31/2020	892,600	16.9%
5	United States Treasury Note/Bond	06/30/2019	689,391	13.1%
6	United States Treasury Note/Bond	01/31/2021	297,533	5.6%
7	United States Treasury Bill	03/22/2018	99,921	1.9%
8	Ginnie Mae II Pool	11/20/2034	76,328	1.4%
9	Ginnie Mae II Pool	06/20/2034	43,329	0.8%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2018

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	03/01/2018	$ 10,200,000	17.6%
2	United States Treasury Bill	03/08/2018	9,297,647	15.9%
3	United States Treasury Bill	04/12/2018	6,788,596	11.6%
4	United States Treasury Bill	03/22/2018	5,995,329	10.3%
5	United States Treasury Bill	03/15/2018	5,797,413	9.9%
6	United States Treasury Bill	04/05/2018	5,792,263	9.9%
7	United States Treasury Bill	03/29/2018	5,594,689	9.6%
8	United States Treasury Bill	06/28/2018	5,073,509	8.7%
9	United States Treasury Bill	08/16/2018	3,772,419	6.5%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 7,237,372	4.0%
2	Microsoft Corp	5,630,795	3.1%
3	Amazon.com Inc	4,658,346	2.6%
4	Facebook Inc	3,220,816	1.8%
5	JPMorgan Chase & Co	3,203,393	1.8%
6	Berkshire Hathaway Inc	3,017,868	1.7%
7	Johnson & Johnson	2,722,025	1.5%
8	United States Treasury Bill	2,700,000	1.5%
9	Alphabet Inc Class C	2,534,251	1.4%
10	Alphabet Inc Class A	2,523,561	1.4%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	SVB Financial Group	$ 928,197	0.8%
2	MSCI Inc	901,058	0.7%
3	Take-Two Interactive Software Inc	872,027	0.7%
4	Broadridge Financial Solutions Inc	827,131	0.7%
5	Bioverativ Inc	800,383	0.7%
6	Teleflex Inc	795,459	0.6%
7	Steel Dynamics Inc	774,780	0.6%
8	IDEX Corp	738,857	0.6%
9	ABIOMED Inc	723,281	0.6%
10	Reinsurance Group of America Inc	700,206	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2018

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Nektar Therapeutics	$ 1,268,623	1.8%
2	Chemed Corp	382,954	0.5%
3	Cantel Medical Corp	380,101	0.5%
4	Evercore Inc	341,959	0.5%
5	On Assignment Inc	334,829	0.5%
6	Haemonetics Corp	333,159	0.5%
7	Five Below Inc	329,972	0.5%
8	CACI International Inc	327,910	0.5%
9	FirstCash Inc	319,784	0.4%
10	PDC Energy Inc	319,750	0.4%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 18,800,000	10.3%
2	JPMorgan Chase & Co	8,202,810	4.5%
3	Ford Motor Co	7,349,547	4.0%
4	Sprouts Farmers Market Inc	6,697,600	3.7%
5	Wells Fargo & Co	5,133,596	2.8%
6	Bank of America Corp	4,494,000	2.5%
7	Boeing Co/The	4,346,520	2.4%
8	Goldman Sachs Group Inc/The	4,167,441	2.3%
9	Chevron Corp	4,110,150	2.3%
10	Gilead Sciences Inc	4,030,976	2.2%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	AXA SA	$ 595,053	6.1%
2	LVMH Moet Hennessy Louis Vuitton SE	557,814	5.7%
3	Siemens AG	492,871	5.1%
4	Royal Dutch Shell PLC	490,406	5.0%
5	Bayer AG	481,290	4.9%
6	Roche Holding AG	449,955	4.6%
7	Allianz SE	422,150	4.3%
8	TOTAL SA	399,211	4.1%
9	SAP SE	383,202	3.9%
10	L'Oreal SA	380,269	3.9%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2018

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 53,693,918	9.5%
2	Microsoft Corp	39,561,938	7.0%
3	Amazon.com Inc	35,839,015	6.4%
4	Facebook Inc	24,164,143	4.3%
5	Alphabet Inc Class C	23,341,840	4.1%
6	Alphabet Inc Class A	22,370,939	4.0%
7	United States Treasury Bill	20,800,000	3.7%
8	Intel Corp	19,171,937	3.4%
9	Cisco Systems Inc	18,408,521	3.3%
10	Comcast Corp	14,047,344	2.5%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 2,766,325	6.2%
2	Pattern Energy Group Inc	2,146,692	4.8%
3	Applied Materials Inc	2,102,035	4.7%
4	First Solar Inc	1,948,350	4.4%
5	Skyworks Solutions Inc	1,911,875	4.3%
6	Canadian Solar Inc	1,863,590	4.2%
7	International Business Machines Corp	1,636,215	3.7%
8	Tesla Inc	1,372,240	3.1%
9	United Natural Foods Inc	1,365,440	3.0%
10	8Point3 Energy Partners LP	1,312,200	2.9%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (95.03%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	$3,000,000	6.125%	11/01/2029	$3,230,700
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,042,470
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,558,825
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,401,036
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	201,900
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,174,679
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	2,335,000	5.000%	04/01/2038	2,342,449
Tax-Exempt Various Purpose General Obligation Bonds	665,000	5.000%	04/01/2038	667,121
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,432,510
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,487,801
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,525,160
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,150,340
LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	560,525
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,228,940
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,007,440
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,110,170
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,732,995
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	553,470
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,518,765
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,208,114
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	320,088
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,826,750
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,045,510
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	217,044
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	540,520
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,645,137
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,272,396
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,015,750
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,465,298
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,069,152
ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	861,982
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,122,760
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,143,260

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	$1,175,000	5.000%	08/01/2027	$1,352,390
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	685,022
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,703,650
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,058,369
SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	536,115
SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	756,707
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,318,987
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	777,893
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,005,220
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,148,000
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,686,250
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,078,410
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,507,772
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,063,690
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,448,122

Total Municipal Bonds (Cost $65,819,294)				67,807,654

Variable Rate Demand Notes* (3.86%)
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,052,970
Metropolitan Water District of Southern California***	1,300,000	0.940%**	07/01/2035	1,300,000
Metropolitan Water District of Southern California***	400,000	0.940%**	07/01/2047	400,000

Total Variable Rate Demand Notes (Cost $2,752,970)				2,752,970

Total Investments (Cost $68,572,264) (a) (98.89%)				$70,560,624
Other Net Assets (1.11%)				791,796
Net Assets (100.00%)				$71,352,420

(a)	Aggregate cost for federal income tax purposes is $68,552,220.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,496,937
Unrealized depreciation	(488,533)
Net unrealized appreciation	$2,008,404

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of February 28, 2018.
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (5.26%)
	$784	10.000	09/15/2018	$790
	30,127	5.000	07/15/2020	31,319
	41,367	5.500	01/15/2025	44,938
	111,588	6.000	01/15/2026	124,015
	171,912	5.500	04/15/2036	189,408
	165,767	5.000	03/15/2038	178,753
	84,681	6.000	06/15/2038	94,189
	458,273	3.500	11/20/2044	461,738
Total Government National Mortgage Association (Cost $1,083,132)				1,125,150

United States Treasury Bonds (6.33%)
	800,000	4.500	05/15/2038	979,250
	400,000	2.750	08/15/2042	375,742
	800,000	6.000	02/15/2026	981,969
Total United States Treasury Bonds (Cost $2,382,452)				2,336,961

United States Treasury Notes (87.15%)
	100,000	2.875	03/31/2018	100,119
	300,000	0.000	04/19/2018	299,372
	2,300,000	3.750	11/15/2018	2,328,211
	1,900,000	2.750	02/15/2019	1,911,689
	2,100,000	2.625	08/15/2020	2,113,330
	2,000,000	3.625	02/15/2021	2,068,477
	2,400,000	2.000	02/15/2022	2,350,500
	2,500,000	2.500	08/15/2023	2,475,439
	1,300,000	2.125	02/29/2024	1,255,338
	2,200,000	2.125	05/15/2025	2,100,613
	700,000	2.250	08/15/2027	663,223
Total United States Treasury Notes (Cost $18,065,248)				17,666,311

Total Investments (Cost $21,530,832) (a) (98.74%)				$21,128,422
Other Net Assets (1.26%)				269,996
Net Assets (100.00%)				$21,398,418

(a) Aggregate cost for federal income tax purposes is $21,530,832.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$110,409
Unrealized depreciation	(512,819)
Net unrealized depreciation	$(402,409)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (2.25%)
	$40,950	3.125	06/20/2034	$43,329
	73,385	2.250	11/20/2034	76,328
Total Government National Mortgage Association (Cost $114,870)				119,657

United States Treasury Notes (96.78%)
	100,000	0.000	03/22/2018	99,921
	1,000,000	1.125	06/15/2018	998,235
	1,100,000	1.250	01/31/2019	1,091,857
	700,000	1.000	06/30/2019	689,391
	1,100,000	1.375	01/31/2020	1,081,953
	900,000	2.000	07/31/2020	892,600
	300,000	2.125	01/31/2021	297,533
Total United States Treasury Notes (Cost $5,209,829)				5,151,490

Total Investments (Cost $5,324,699) (a) (99.03%)				$5,271,147
Other Net Assets (0.97%)				51,634
Net Assets (100.00%)				$5,322,781

(a)	Aggregate cost for federal income tax purposes is $5,324,699.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,786
Unrealized depreciation	(58,338)
Net unrealized depreciation	$(53,551)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (99.04%)
	$10,200,000	03/01/2018	$10,200,000
	9,300,000	03/08/2018	9,297,647
	5,800,000	03/15/2018	5,797,413
	6,000,000	03/22/2018	5,995,329
	5,600,000	03/29/2018	5,594,689
	5,800,000	04/05/2018	5,792,263
	6,800,000	04/12/2018	6,788,596
	5,100,000	06/28/2018	5,073,509
	3,800,000	08/16/2018	3,772,419
Total United States Treasury Bills, DN (Cost $58,311,865)			58,311,865

Total Investments (Cost $58,311,865) (a) (99.04%)			$58,311,865
Other Net Assets (0.96%)			565,104
Net Assets (100.00%)			$58,876,969

(a)	Aggregate cost for federal income tax purposes is $58,311,865.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Discount Note. Yield to maturity is between 0.00% - 1.59%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (97.69%)

Basic Materials (2.33%)
Air Products & Chemicals Inc	1,615	$259,676
Albemarle Corp	868	87,173
CF Industries Holdings Inc	1,795	74,026
DowDuPont Inc	17,485	1,229,196
Eastman Chemical Co	1,048	105,932
FMC Corp	1,102	86,485
Freeport-McMoRan Inc*	6,887	128,098
International Flavors & Fragrances Inc	683	96,474
International Paper Co	3,175	189,198
LyondellBasell Industries NV	2,971	321,522
Monsanto Co	3,626	447,340
Mosaic Co/The	2,068	54,430
Newmont Mining Corp	3,766	143,861
Nucor Corp	2,404	157,222
PPG Industries Inc	2,102	236,349
Praxair Inc	2,168	324,658
Sherwin-Williams Co/The	628	252,192
United States Steel Corp	1,093	47,556
Total Basic Materials		4,241,388

Communications (13.90%)
Alphabet Inc - Class C*	2,294	2,534,251
Alphabet Inc - Class A*	2,286	2,523,561
Amazon.com Inc* (c )	3,080	4,658,346
AT&T Inc	47,774	1,734,196
Booking Holdings Inc*	361	734,288
CenturyLink Inc	4,581	80,946
Charter Communications Inc*	1,671	571,365
Cisco Systems Inc	39,132	1,752,331
Comcast Corp	36,651	1,327,133
Discovery Communications Inc - Class A*	1,878	45,673
Discovery Communications Inc - Class C*	1,878	43,156
DISH Network Corp*	1,784	74,375
eBay Inc*	8,321	356,638
Expedia Group Inc	689	72,462
F5 Networks Inc*	602	89,409
Facebook Inc* (c )	18,062	3,220,816
Interpublic Group of Cos Inc/The	3,241	75,839
Juniper Networks Inc	2,718	69,744
Motorola Solutions Inc	1,430	151,795
Netflix Inc*	3,319	967,090
News Corp - Class A	3,745	60,407
News Corp - Class B	910	14,924
Omnicom Group Inc	1,982	151,088
Symantec Corp	5,172	135,972
Time Warner Inc	6,232	579,327
TripAdvisor Inc*	850	34,068
Twenty-First Century Fox Inc - Class A	8,143	299,825
Twenty-First Century Fox Inc - Class B	3,726	135,701
VeriSign Inc*	689	79,938
Verizon Communications Inc	31,159	1,487,531
Viacom Inc	2,740	91,352
Walt Disney Co/The	11,275	1,163,129
Total Communications		25,316,676

Consumer, Cyclical (8.38%)
Advance Auto Parts Inc	548	62,609
Alaska Air Group Inc	963	62,114
American Airlines Group Inc	4,021	218,139
Aptiv PLC	2,173	198,460
AutoZone Inc*	275	182,798
Best Buy Co Inc	1,956	141,693
BorgWarner Inc	1,664	81,669
CarMax Inc*	1,689	104,583
Carnival Corp	3,334	223,078
Chipotle Mexican Grill Inc*	234	74,508
Costco Wholesale Corp	3,160	603,244
Darden Restaurants Inc	933	86,013
Delphi Technologies PLC	724	34,571
Delta Air Lines Inc	6,380	343,882
Dollar General Corp	1,932	182,748
Dollar Tree Inc*	1,907	195,734
DR Horton Inc	2,495	104,541
Fastenal Co	2,014	110,206
Foot Locker Inc	1,044	47,930
Ford Motor Co	27,615	292,995
Gap Inc/The	2,194	69,287
General Motors Co	10,151	399,442
Genuine Parts Co	1,170	107,453
Goodyear Tire & Rubber Co/The	1,847	53,452
Hanesbrands Inc	3,007	58,336
Harley-Davidson Inc	1,765	80,096
Hasbro Inc	950	90,792
Hilton Worldwide Holdings Inc	1,615	130,476
Home Depot Inc/The	9,397	1,712,791
Kohl's Corp	1,587	104,885
L Brands Inc	1,787	88,153
Leggett & Platt Inc	1,017	44,199
Lennar Corp - Class A	1,300	73,554
Lennar Corp - Class B	26	1,179
LKQ Corp*	2,347	92,660
Lowe's Cos Inc	6,732	603,120
Macy's Inc	2,961	87,083
Marriott International Inc/MD	2,467	348,365
Mattel Inc	2,508	39,877
McDonald's Corp	6,382	1,006,697
Michael Kors Holdings Ltd*	1,328	83,571
Mohawk Industries Inc*	459	110,105
Newell Brands Inc	3,701	95,079
NIKE Inc	10,668	715,076
Nordstrom Inc	1,123	57,621
O'Reilly Automotive Inc*	874	213,422
PACCAR Inc	2,601	186,206
PulteGroup Inc	2,804	78,708
PVH Corp	574	82,817
Ralph Lauren Corp	449	47,522
Ross Stores Inc	3,322	259,415
Royal Caribbean Cruises Ltd	1,236	156,478
Signet Jewelers Ltd	600	30,168
Southwest Airlines Co	4,671	270,171
Starbucks Corp	10,948	625,131
Tapestry Inc	2,156	109,762
Target Corp	4,818	363,325
Tiffany & Co	950	95,988
TJX Cos Inc/The	5,416	447,795
Tractor Supply Co	1,050	68,177
Ulta Beauty Inc*	468	95,168
Under Armour Inc - Class A*	1,210	20,062
Under Armour Inc - Class B*	1,218	18,331
United Continental Holdings Inc*	2,214	150,087
VF Corp	2,588	192,987
Walgreens Boots Alliance Inc	6,346	437,176
Walmart Inc	11,851	1,066,709
Whirlpool Corp	570	92,585
WW Grainger Inc	441	115,344
Wyndham Worldwide Corp	1,139	131,873
Wynn Resorts Ltd	526	88,105
Yum! Brands Inc	2,700	219,726
Total Consumer, Cyclical		15,268,102

Consumer, Non-Cyclical (21.17%)
Abbott Laboratories	13,435	810,534
AbbVie Inc	12,821	1,485,056
Aetna Inc	2,584	457,523
Alexion Pharmaceuticals Inc*	1,383	162,433
Align Technology Inc*	600	157,512
Allergan PLC	2,617	403,594
Altria Group Inc	14,863	935,626
AmerisourceBergen Corp	1,565	148,925
Amgen Inc	5,671	1,042,160
Anthem Inc	2,002	471,231
Archer-Daniels-Midland Co	4,902	203,531
Automatic Data Processing Inc	3,564	411,000
Avery Dennison Corp	891	105,272
Baxter International Inc	3,880	263,025
Becton Dickinson and Co	1,897	421,172
Biogen Inc*	1,739	502,554
Boston Scientific Corp*	11,526	314,199
Bristol-Myers Squibb Co	12,265	811,943
Brown-Forman Corp	1,383	96,520
Campbell Soup Co	1,449	62,379
Cardinal Health Inc	2,511	173,786
Celgene Corp*	6,007	523,330
Centene Corp*	1,292	131,035
Church & Dwight Co Inc	1,996	98,183
Cigna Corp	2,081	407,647
Cintas Corp	801	136,699
Clorox Co/The	943	121,722
Coca-Cola Co/The	30,037	1,298,199
Colgate-Palmolive Co	6,558	452,305
Conagra Brands Inc	2,987	107,920
Constellation Brands Inc	1,083	233,365
Cooper Cos Inc/The	374	86,214
Coty Inc	3,684	71,175
CVS Health Corp	7,932	537,234
Danaher Corp	4,166	407,351
DaVita Inc*	1,224	88,152
DENTSPLY SIRONA Inc	1,160	65,030
Dr Pepper Snapple Group Inc	1,620	188,325
Ecolab Inc	1,937	252,682
Edwards Lifesciences Corp*	1,716	229,378
Eli Lilly & Co	7,419	571,411
Envision Healthcare Corp*	910	35,035
Equifax Inc	870	98,310
Estee Lauder Cos Inc/The	1,800	249,192
Express Scripts Holding Co*	4,798	362,009
Gartner Inc*	714	80,975
General Mills Inc	4,683	236,726
Gilead Sciences Inc	10,033	789,898
Global Payments Inc	1,172	132,893
H&R Block Inc	1,994	50,508
HCA Healthcare Inc	2,209	219,243
Henry Schein Inc*	1,256	83,135
Hershey Co/The	1,114	109,462
Hologic Inc*	2,135	82,902
Hormel Foods Corp	2,128	69,075
Humana Inc	1,191	323,738
IDEXX Laboratories Inc*	691	129,376
IHS Markit Ltd*	2,494	117,343

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Illumina Inc*	1,143	$260,627
Incyte Corp*	1,363	116,073
Intuitive Surgical Inc*	855	364,615
JM Smucker Co/The	823	103,945
Johnson & Johnson (c )	20,958	2,722,025
Kellogg Co	1,816	120,219
Kimberly-Clark Corp	2,926	324,552
Kraft Heinz Co/The	4,282	287,108
Kroger Co/The	8,014	217,340
Laboratory Corp of America Holdings*	705	121,754
McCormick & Co Inc/MD	975	104,111
McKesson Corp	1,736	259,063
Medtronic PLC	10,936	873,677
Merck & Co Inc	21,298	1,154,778
Molson Coors Brewing Co	1,200	91,500
Mondelez International Inc	11,909	522,805
Monster Beverage Corp*	3,387	214,634
Moody's Corp	1,498	249,986
Mylan NV*	3,101	125,032
Nielsen Holdings PLC	1,879	61,312
Patterson Cos Inc	758	23,938
PayPal Holdings Inc*	8,321	660,771
PepsiCo Inc	11,085	1,216,357
Perrigo Co PLC	677	55,148
Pfizer Inc	45,992	1,669,970
Philip Morris International Inc	11,608	1,202,008
Procter & Gamble Co/The	20,266	1,591,286
Quanta Services Inc*	1,601	55,138
Quest Diagnostics Inc	1,168	120,362
Regeneron Pharmaceuticals Inc*	562	180,087
Robert Half International Inc	1,032	58,896
S&P Global Inc	2,019	387,244
Stryker Corp	2,155	349,455
Sysco Corp	4,516	269,379
Thermo Fisher Scientific Inc	3,062	638,672
Total System Services Inc	1,190	104,661
Tyson Foods Inc	2,328	173,157
United Rentals Inc*	724	126,765
UnitedHealth Group Inc	7,156	1,618,401
Universal Health Services Inc	683	77,999
Varian Medical Systems Inc*	875	104,423
Verisk Analytics Inc*	1,197	122,321
Vertex Pharmaceuticals Inc*	1,731	287,398
Western Union Co/The	4,688	92,916
Zimmer Biomet Holdings Inc	1,338	155,543
Zoetis Inc	3,718	300,637
Total Consumer, Non-Cyclical		38,555,240

Energy (5.16%)
Anadarko Petroleum Corp	3,750	213,900
Andeavor	1,028	92,129
Apache Corp	2,792	95,347
Baker Hughes a GE Co	3,384	89,338
Cabot Oil & Gas Corp	3,164	76,442
Chesapeake Energy Corp*	3,818	10,767
Chevron Corp (c )	14,364	1,607,619
Cimarex Energy Co	657	63,131
Concho Resources Inc*	1,114	167,991
ConocoPhillips	8,936	485,314
Devon Energy Corp	2,767	84,864
EOG Resources Inc	3,850	390,467
EQT Corp	1,085	54,586
Exxon Mobil Corp (c )	32,610	2,469,881
Halliburton Co	6,883	319,509
Helmerich & Payne Inc	805	51,963
Hess Corp	1,823	82,801
Kinder Morgan Inc/DE	5,487	88,889
Marathon Oil Corp	5,187	75,315
Marathon Petroleum Corp	4,098	262,518
National Oilwell Varco Inc	3,192	112,007
Newfield Exploration Co*	988	23,050
Noble Energy Inc	2,616	78,035
Occidental Petroleum Corp	5,892	386,515
ONEOK Inc	1,546	87,086
Phillips 66	3,493	315,662
Pioneer Natural Resources Co	1,287	219,086
Range Resources Corp	1,202	15,975
Schlumberger Ltd	11,025	723,681
TechnipFMC PLC	3,637	104,818
Valero Energy Corp	4,032	364,573
Williams Cos Inc/The	6,307	175,082
Total Energy		9,388,341

Financial (18.56%)
Affiliated Managers Group Inc	409	77,448
Aflac Inc	3,445	306,192
Alexandria Real Estate Equities Inc	700	84,917
Alliance Data Systems Corp	400	96,384
Allstate Corp/The	3,124	288,220
American Express Co	5,917	576,967
American International Group Inc	6,822	391,173
American Tower Corp	2,860	398,484
Ameriprise Financial Inc	1,369	214,166
Aon PLC	2,040	286,253
Apartment Investment & Management Co	1,070	41,366
Arthur J Gallagher & Co	1,374	94,957
Assurant Inc	596	50,940
AvalonBay Communities Inc	1,044	162,885
Bank of America Corp	77,978	2,503,094
Bank of New York Mellon Corp/The	8,692	495,705
BB&T Corp	5,247	285,174
Berkshire Hathaway Inc*	14,565	3,017,868
BlackRock Inc	941	517,014
Boston Properties Inc	1,078	128,142
Brighthouse Financial Inc*	700	37,989
Capital One Financial Corp	4,021	393,777
Cboe Global Markets Inc	706	79,079
CBRE Group Inc*	2,058	96,212
Charles Schwab Corp/The	9,317	493,987
Chubb Ltd	3,685	522,975
Cincinnati Financial Corp	1,179	87,942
Citigroup Inc	21,856	1,649,909
Citizens Financial Group Inc	3,885	168,959
CME Group Inc	2,250	373,860
Comerica Inc	1,331	129,400
Crown Castle International Corp	2,760	303,766
Digital Realty Trust Inc	1,218	122,580
Discover Financial Services	3,035	239,249
E*TRADE Financial Corp*	1,181	61,684
Equinix Inc	434	170,171
Equity Residential	2,164	121,682
Essex Property Trust Inc	463	103,633
Everest Re Group Ltd	326	78,318
Extra Space Storage Inc	949	80,712
Federal Realty Investment Trust	548	62,439
Franklin Resources Inc	3,105	120,070
GGP Inc	4,119	87,199
Goldman Sachs Group Inc/The	2,819	741,200
Hartford Financial Services Group Inc/The	2,922	154,428
HCP Inc	3,020	65,353
Host Hotels & Resorts Inc	5,173	96,011
Huntington Bancshares Inc/OH	5,456	85,659
Intercontinental Exchange Inc	4,245	310,225
Invesco Ltd	3,410	110,961
Iron Mountain Inc	1,369	43,069
JPMorgan Chase & Co	27,735	3,203,393
KeyCorp	6,704	141,656
Kimco Realty Corp	2,994	44,790
Leucadia National Corp	1,447	34,714
Lincoln National Corp	2,305	175,572
Loews Corp	2,394	118,096
M&T Bank Corp	1,180	224,011
Macerich Co/The	1,011	59,588
Marsh & McLennan Cos Inc	4,025	334,156
Mastercard Inc	7,325	1,287,442
MetLife Inc	7,704	355,848
Mid-America Apartment Communities Inc	858	73,634
Morgan Stanley	10,374	581,151
Nasdaq Inc	1,127	91,005
Navient Corp	3,621	46,928
Northern Trust Corp	1,610	170,451
People's United Financial Inc	2,887	55,257
PNC Financial Services Group Inc/The	3,945	621,969
Principal Financial Group Inc	2,041	127,216
Progressive Corp/The	4,123	237,402
Prologis Inc	3,315	201,154
Prudential Financial Inc	3,541	376,479
Public Storage	1,035	201,245
Raymond James Financial Inc	1,004	93,081
Realty Income Corp	1,688	83,016
Regency Centers Corp	1,109	64,444
Regions Financial Corp	9,066	175,971
Simon Property Group Inc	2,175	333,884
SL Green Realty Corp	740	71,721
State Street Corp	3,093	328,322
SunTrust Banks Inc	3,809	266,021
Synchrony Financial	6,040	219,796
T Rowe Price Group Inc	1,965	219,884
Torchmark Corp	1,176	100,395
Travelers Cos Inc/The	2,411	335,129
UDR Inc	2,033	68,349
Unum Group	2,266	115,475
US Bancorp	12,265	666,725
Ventas Inc	2,081	100,554
Visa Inc	14,557	1,789,638
Vornado Realty Trust	1,244	82,689
Wells Fargo & Co (c )	35,184	2,055,097
Welltower Inc	2,792	146,580
Weyerhaeuser Co	5,770	202,123
Willis Towers Watson PLC	996	157,268
XL Group Ltd	2,249	95,154
Zions Bancorporation	1,054	57,938
Total Financial		33,802,258

Industrial (9.88%)
3M Co	4,679	1,101,951
Acuity Brands Inc	344	49,048
Agilent Technologies Inc	2,633	180,597
Allegion PLC	703	59,129
AMETEK Inc	1,816	137,544
Amphenol Corp	2,372	216,777

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Arconic Inc	2,478	$60,438
Ball Corp	2,268	90,607
Boeing Co/The	4,367	1,581,771
Caterpillar Inc	4,752	734,802
CH Robinson Worldwide Inc	1,280	119,501
Corning Inc	7,332	213,215
CSX Corp	7,645	410,689
Cummins Inc	1,302	218,957
Deere & Co	2,547	409,736
Dover Corp	1,334	133,533
Eaton Corp PLC	3,484	281,159
Emerson Electric Co	5,336	379,176
Expeditors International of Washington Inc	1,549	100,623
FedEx Corp	1,881	463,497
FLIR Systems Inc	1,158	56,858
Flowserve Corp	1,128	47,771
Fluor Corp	1,298	73,856
Fortive Corp	2,083	159,974
Fortune Brands Home & Security Inc	1,197	72,610
Garmin Ltd	806	47,747
General Dynamics Corp	2,204	490,280
General Electric Co	38,972	549,895
Harris Corp	833	130,073
Honeywell International Inc	5,633	851,203
Illinois Tool Works Inc	2,619	422,811
Ingersoll-Rand PLC	2,109	187,279
Jacobs Engineering Group Inc	962	58,740
JB Hunt Transport Services Inc	690	81,813
Johnson Controls International plc	7,221	266,238
Kansas City Southern	811	83,565
L3 Technologies Inc	719	149,228
Lockheed Martin Corp	1,981	698,184
Martin Marietta Materials Inc	463	94,420
Masco Corp	2,627	108,022
Mettler-Toledo International Inc*	202	124,476
Norfolk Southern Corp	2,398	333,514
Northrop Grumman Corp	1,488	520,860
Parker-Hannifin Corp	1,096	195,603
Pentair PLC	1,542	105,920
PerkinElmer Inc	1,021	77,943
Raytheon Co	2,443	531,377
Republic Services Inc	2,203	147,998
Rockwell Automation Inc	1,085	196,168
Rockwell Collins Inc	1,079	148,600
Roper Technologies Inc	694	190,912
Sealed Air Corp	1,582	67,029
Snap-on Inc	424	67,509
Stanley Black & Decker Inc	1,237	196,918
Stericycle Inc*	642	40,233
TE Connectivity Ltd	3,236	333,599
Textron Inc	2,069	123,830
TransDigm Group Inc	370	106,675
Union Pacific Corp	6,613	861,343
United Parcel Service Inc	5,289	552,224
United Technologies Corp	5,797	781,088
Vulcan Materials Co	956	112,550
Waste Management Inc	3,352	289,345
Waters Corp*	682	139,564
WestRock Co	996	65,497
Xylem Inc/NY	1,498	111,721
Total Industrial		17,995,813

Technology (15.85%)
Accenture PLC	4,670	751,917
Activision Blizzard Inc	5,269	385,322
Adobe Systems Inc*	3,587	750,149
Advanced Micro Devices Inc*	5,848	70,819
Akamai Technologies Inc*	1,400	94,444
Analog Devices Inc	2,620	236,193
ANSYS Inc*	680	108,759
Apple Inc (c )	40,632	7,237,372
Applied Materials Inc	9,105	524,357
Autodesk Inc*	1,669	196,057
Broadcom Ltd	3,102	764,519
CA Inc	2,646	92,875
Cerner Corp*	2,120	136,019
Citrix Systems Inc*	1,348	124,016
Cognizant Technology Solutions Corp	4,408	361,544
CSRA Inc	1,256	50,906
DXC Technology Co	1,233	126,432
Electronic Arts Inc*	2,629	325,207
Fidelity National Information Services Inc	2,517	244,602
Fiserv Inc*	1,665	238,744
Hewlett Packard Enterprise Co	14,359	266,934
HP Inc	14,359	335,857
Intel Corp	36,299	1,789,178
International Business Machines Corp	6,898	1,074,915
Intuit Inc	2,031	338,893
KLA-Tencor Corp	1,217	137,898
Lam Research Corp	1,341	257,284
Microchip Technology Inc	1,401	124,591
Micron Technology Inc*	6,485	316,533
Microsoft Corp (c )	60,049	5,630,794
NetApp Inc	2,586	156,582
NVIDIA Corp	4,163	1,007,446
Oracle Corp	23,171	1,174,075
Paychex Inc	2,454	159,829
Qorvo Inc*	1,120	90,395
QUALCOMM Inc	11,465	745,225
Red Hat Inc*	1,433	211,224
salesforce.com Inc*	4,924	572,415
Seagate Technology PLC	2,601	138,893
Skyworks Solutions Inc	1,431	156,337
Synopsys Inc*	1,189	100,673
Texas Instruments Inc	7,795	844,588
Western Digital Corp	2,052	178,606
Xerox Corp	2,577	78,135
Xilinx Inc	2,112	150,480
Total Technology		28,858,033

Utilities (2.46%)
AES Corp/VA	4,674	50,806
Alliant Energy Corp	1,758	67,947
Ameren Corp	1,808	98,174
American Electric Power Co Inc	3,645	239,039
American Water Works Co Inc	1,374	109,041
CenterPoint Energy Inc	2,979	80,582
CMS Energy Corp	2,062	87,532
Consolidated Edison Inc	2,227	166,780
Dominion Energy Inc	4,251	314,872
DTE Energy Co	1,258	126,781
Duke Energy Corp	5,180	390,261
Edison International	2,433	147,415
Entergy Corp	1,304	98,869
Eversource Energy	2,274	129,618
Exelon Corp	6,183	229,018
FirstEnergy Corp	3,123	100,967
NextEra Energy Inc	3,624	551,392
NiSource Inc	2,050	47,417
NRG Energy Inc	1,956	50,582
PG&E Corp	3,919	161,032
Pinnacle West Capital Corp	806	62,030
PPL Corp	4,208	120,559
Public Service Enterprise Group Inc	3,861	186,988
SCANA Corp	845	33,521
Sempra Energy	1,653	180,144
Southern Co/The	7,566	325,791
WEC Energy Group Inc	2,388	143,089
Xcel Energy Inc	3,728	161,348
Total Utilities		4,461,595

Total Common Stock (Cost $65,455,438)		177,887,446

Right/Warrant (0.00%)
Safeway, Inc-CVR-NonTraded	1,746	55
Total Right/Warrant (Cost $0,000)		55

	Maturity Date
United States Treasury Bills (1.48%)
United States Treasury Bill	03/01/2018	2,700,000	2,700,000
Total United States Treasury Bills (Cost $2,700,000)			2,700,000

Total Investments (Cost $68,155,438) (a) (99.17%)			$180,587,501
Other Net Assets (0.83%)			1,516,259
Net Assets (100.00%)			$182,103,760

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At February 28, 2018, the fair value was $0,055, or 0.00% of net assets.

(a)	Aggregate cost for federal income tax purpose is $68,207,980.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$114,696,080
Unrealized depreciation	(2,316,559)
Net unrealized appreciation	$112,379,521

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2018:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
30 / MARCH 2018 / Long / CME	$4,122,475	$4,071,600	$(50,875)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (99.68%)

Basic Materials (5.50%)
Allegheny Technologies Inc*	8,230	$213,239
Ashland Global Holdings Inc	4,674	331,013
Cabot Corp	4,665	280,740
Carpenter Technology Corp	3,473	176,915
Chemours Co/The	13,090	621,906
Commercial Metals Co	8,847	214,982
Compass Minerals International Inc	2,545	153,464
Domtar Corp	4,751	212,655
Minerals Technologies Inc	2,659	182,673
NewMarket Corp	691	288,776
Olin Corp	11,754	382,005
PolyOne Corp	5,712	235,963
Reliance Steel & Aluminum Co	5,155	464,826
Royal Gold Inc	4,689	378,731
RPM International Inc	9,440	469,829
Sensient Technologies Corp	3,370	242,472
Steel Dynamics Inc	16,752	774,780
United States Steel Corp (c)	12,909	561,671
Valvoline Inc	12,831	293,958
Versum Materials Inc	8,135	301,158
Total Basic Materials		6,781,756

Communications (2.99%)
AMC Networks Inc*	3,561	187,202
ARRIS International PLC*	13,140	335,070
Cable One Inc	349	237,655
Cars.com Inc*	5,567	152,480
Ciena Corp*	10,088	233,739
FactSet Research Systems Inc	2,765	561,793
InterDigital Inc/PA	2,605	187,039
John Wiley & Sons Inc	3,389	217,743
LogMeIn Inc	3,724	430,308
Meredith Corp	2,763	158,320
New York Times Co/The	9,283	223,720
Plantronics Inc	2,393	129,318
TEGNA Inc	16,531	212,589
Telephone & Data Systems Inc	7,088	198,748
ViaSat Inc*	3,110	217,047
Total Communications		3,682,771

Consumer, Cyclical (11.84%)
American Eagle Outfitters Inc	12,812	246,887
AutoNation Inc*	4,193	210,531
Bed Bath & Beyond Inc	8,029	172,142
Big Lots Inc	3,356	188,607
Brinker International Inc	3,272	112,655
Brunswick Corp/DE	6,199	354,583
Carter's Inc	3,345	390,295
Casey's General Stores Inc	2,703	303,574
Cheesecake Factory Inc/The	3,305	153,649
Churchill Downs Inc	840	216,888
Cinemark Holdings Inc	7,911	336,692
Cooper Tire & Rubber Co	4,142	129,852
Copart Inc*	14,217	665,498
Cracker Barrel Old Country Store Inc	1,806	281,917
Dana Inc	10,883	289,161
Deckers Outdoor Corp*	2,383	225,384
Delphi Technologies PLC	6,288	300,252
Dick's Sporting Goods Inc	5,846	187,189
Dillard's Inc	1,485	121,102
Domino's Pizza Inc	3,091	687,469
Dunkin' Brands Group Inc	6,385	382,398
GameStop Corp	7,162	112,372
Herman Miller Inc	4,423	158,786
HNI Corp	3,420	126,472
ILG Inc	7,454	226,303
International Speedway Corp	1,729	77,805
Jack in the Box Inc	2,080	187,366
JetBlue Airways Corp*	22,669	477,182
KB Home	6,210	172,328
Michaels Cos Inc/The*	8,103	186,450
MSC Industrial Direct Co Inc	3,322	290,609
Nu Skin Enterprises Inc	3,686	259,494
NVR Inc*	245	696,577
Office Depot Inc	36,399	95,729
Papa John's International Inc	1,995	115,191
Polaris Industries Inc	4,112	468,727
Pool Corp	2,978	411,053
Sally Beauty Holdings Inc*	8,063	135,781
Scientific Games Corp*	3,739	166,199
Scotts Miracle-Gro Co/The	2,890	259,638
Six Flags Entertainment Corp	5,508	353,008
Skechers U.S.A. Inc*	9,659	395,246
Tempur Sealy International Inc*	3,255	160,895
Texas Roadhouse Inc	4,276	236,292
Thor Industries Inc	3,464	446,856
Toll Brothers Inc	10,405	456,051
Toro Co/The (c)	7,736	491,778
TRI Pointe Group Inc*	11,036	169,182
Tupperware Brands Corp	3,537	173,490
Urban Outfitters Inc*	5,663	199,847
Watsco Inc	1,930	319,164
Wendy's Co/The	12,842	204,830
Williams-Sonoma Inc	5,494	284,369
World Fuel Services Corp	5,338	121,973
Total Consumer, Cyclical		14,593,768

Consumer, Non-Cyclical (14.68%)
Aaron's Inc	4,816	222,547
ABIOMED Inc*	2,697	723,281
Acadia Healthcare Co Inc*	5,855	223,076
Adtalem Global Education Inc*	4,267	196,495
Akorn Inc*	5,897	99,895
Avis Budget Group Inc*	5,065	228,837
Avon Products Inc*	31,107	81,811
Bio-Rad Laboratories Inc*	1,429	385,887
Bio-Techne Corp	2,648	374,268
Bioverativ Inc*	7,646	800,383
Boston Beer Co Inc/The*	612	99,787
Brink's Co/The	3,568	262,248
Catalent Inc*	9,318	389,027
Charles River Laboratories International Inc*	3,442	366,952
CoreLogic Inc/United States*	5,823	264,947
Dean Foods Co	6,796	58,921
Deluxe Corp	3,624	257,304
Edgewell Personal Care Co*	3,960	198,594
Encompass Health Corp	6,827	363,606
Endo International PLC*	15,857	99,978
Flowers Foods Inc	13,838	287,000
Globus Medical Inc*	5,432	258,780
Graham Holdings Co	327	189,693
Hain Celestial Group Inc/The*	7,820	271,980
Halyard Health Inc*	3,497	172,682
Helen of Troy Ltd*	1,916	172,536
Hill-Rom Holdings Inc	4,543	380,067
Ingredion Inc	5,080	663,651
Lamb Weston Holdings Inc (c)	10,475	566,593
Lancaster Colony Corp	1,475	174,552
LifePoint Health Inc*	3,052	140,697
LivaNova PLC*	2,983	267,694
Live Nation Entertainment Inc*	9,472	424,346
Mallinckrodt PLC*	5,485	91,490
ManpowerGroup Inc	4,685	554,985
MarketAxess Holdings Inc (c)	2,724	551,338
Masimo Corp*	2,951	258,300
MEDNAX Inc*	4,583	251,973
Molina Healthcare Inc*	3,108	224,708
NuVasive Inc*	2,872	138,890
Owens & Minor Inc	4,649	76,290
Post Holdings Inc*	4,823	365,487
Prestige Brands Holdings Inc*	3,633	122,795
Rollins Inc	7,218	362,849
Sabre Corp	14,745	338,693
Sanderson Farms Inc	1,414	174,134
Service Corp International/US	13,254	496,097
Snyder's-Lance Inc	5,343	266,509
Sotheby's*	2,635	121,684
Sprouts Farmers Market Inc*	8,749	225,374
STERIS PLC	5,692	519,680
Syneos Health Inc*	4,220	176,818
Teleflex Inc	3,184	795,459
Tenet Healthcare Corp*	5,708	117,585
Tootsie Roll Industries Inc	1,344	44,890
TreeHouse Foods Inc*	4,336	164,855
United Natural Foods Inc*	3,592	153,271
United Therapeutics Corp* (c)	2,770	320,905
WellCare Health Plans Inc*	3,147	610,235
West Pharmaceutical Services Inc	5,249	457,818
WEX Inc* (c)	2,900	433,695
Total Consumer, Non-Cyclical		18,084,922

Energy (4.01%)
Callon Petroleum Co*	14,269	150,823
CNX Resources Corp*	13,127	210,951
Core Laboratories NV	2,429	250,090
Diamond Offshore Drilling Inc*	4,925	71,413
Dril-Quip Inc*	2,676	120,554
Energen Corp*	7,013	383,681
Ensco PLC	30,826	136,867
First Solar Inc* (c)	6,026	378,734
Gulfport Energy Corp*	11,649	112,995
HollyFrontier Corp (c)	12,897	552,379
Matador Resources Co*	7,147	206,262
Murphy Oil Corp	8,937	226,553
Murphy USA Inc*	2,287	171,777
Nabors Industries Ltd	18,797	121,617
NOW Inc*	7,894	74,914
Oceaneering International Inc	7,433	136,618
Patterson-UTI Energy Inc	12,375	223,616
PBF Energy Inc	7,881	230,992
QEP Resources Inc*	17,033	146,824
Rowan Cos Plc*	8,032	97,669
SM Energy Co	7,260	133,148
Southwestern Energy Co*	35,965	128,395
Superior Energy Services Inc*	9,508	81,293
Transocean Ltd*	21,721	197,878
WPX Energy Inc*	28,128	397,449
Total Energy		4,943,492

Financial (24.61%)
Banks (8.62%)
Associated Banc-Corp	11,169	275,874
BancorpSouth Bank	6,540	206,010

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Bank of Hawaii Corp	3,239	$265,630
Bank of the Ozarks	8,585	428,306
Cathay General Bancorp	5,662	232,482
Chemical Financial Corp	5,278	291,293
Commerce Bancshares Inc/MO (c)	6,910	399,191
Cullen/Frost Bankers Inc	4,063	422,511
East West Bancorp Inc	10,219	669,855
First Horizon National Corp	17,814	339,357
FNB Corp/PA	22,852	320,385
Fulton Financial Corp	13,099	237,092
Hancock Holding Co	6,375	329,588
Home BancShares Inc/AR	9,497	218,336
International Bancshares Corp	3,830	148,030
MB Financial Inc	5,441	223,135
PacWest Bancorp (c)	9,275	483,599
Pinnacle Financial Partners Inc	5,215	336,628
Prosperity Bancshares Inc	4,912	368,400
Signature Bank/New York NY*	3,795	554,791
SVB Financial Group*	3,728	928,197
Synovus Financial Corp	8,453	416,733
TCF Financial Corp	12,743	284,169
Texas Capital Bancshares Inc*	3,508	316,422
Trustmark Corp	5,160	161,198
UMB Financial Corp	3,300	240,899
Umpqua Holdings Corp	15,568	331,754
United Bankshares Inc/WV	7,422	263,481
Valley National Bancorp	18,619	232,179
Webster Financial Corp	6,509	355,261
Wintrust Financial Corp	4,053	342,519
		10,623,305
Diversified Financial Service (2.50%)
Eaton Vance Corp (c)	8,639	457,262
Federated Investors Inc	7,087	230,894
Interactive Brokers Group Inc	5,053	350,678
Janus Henderson Group PLC (c)	13,262	468,679
Legg Mason Inc	6,044	241,216
SEI Investments Co	9,240	672,949
SLM Corp*	32,515	354,739
Stifel Financial Corp	4,809	307,151
		3,083,568
Insurance (4.45%)
Alleghany Corp	1,091	661,310
American Financial Group Inc/OH	4,859	548,095
Aspen Insurance Holdings Ltd	4,538	165,183
Brown & Brown Inc	8,180	430,595
CNO Financial Group Inc	11,860	267,324
First American Financial Corp	7,827	454,201
Genworth Financial Inc*	37,014	100,678
Hanover Insurance Group Inc/The	3,199	345,204
Kemper Corp	3,706	209,018
Mercury General Corp	2,760	125,966
Old Republic International Corp	17,345	347,420
Primerica Inc	3,128	304,980
Reinsurance Group of America Inc	4,553	700,206
RenaissanceRe Holdings Ltd	2,830	363,032
WR Berkley Corp	6,802	465,121
		5,488,333
Real Estate (8.19%)
Alexander & Baldwin Inc	4,965	109,180
American Campus Communities Inc	9,815	358,051
Camden Property Trust (c)	6,565	523,296
CoreCivic Inc	8,980	186,694
CoreSite Realty Corp	2,417	226,835
Corporate Office Properties Trust	7,042	175,768
Cousins Properties Inc	25,361	211,511
CyrusOne Inc	6,021	300,448
DCT Industrial Trust Inc	6,212	343,834
Douglas Emmett Inc	10,862	388,317
Education Realty Trust Inc	4,640	144,490
EPR Properties	4,422	254,840
First Industrial Realty Trust Inc	8,145	228,304
GEO Group Inc/The	9,203	196,024
Healthcare Realty Trust Inc	7,860	208,683
Highwoods Properties Inc	7,529	323,822
Hospitality Properties Trust	11,619	295,587
JBG SMITH Properties	4,776	155,936
Jones Lang LaSalle Inc	3,207	515,076
Kilroy Realty Corp	6,874	468,119
Lamar Advertising Co (c)	6,070	403,472
LaSalle Hotel Properties	8,554	209,830
Liberty Property Trust	10,422	409,168
Life Storage Inc	3,290	258,462
Mack-Cali Realty Corp	6,694	113,062
Medical Properties Trust Inc	25,745	315,634
National Retail Properties Inc (c)	10,988	409,193
Omega Healthcare Investors Inc	14,003	356,796
PotlatchDeltic Corp	3,055	156,263
Quality Care Properties Inc*	6,748	83,608
Rayonier Inc	9,442	320,934
Sabra Health Care REIT Inc	6,338	106,985
Senior Housing Properties Trust	16,800	254,352
Tanger Factory Outlet Centers Inc	6,683	149,165
Taubman Centers Inc	4,514	263,888
Uniti Group Inc*	9,408	144,413
Urban Edge Properties	8,363	180,474
Washington Prime Group Inc	13,311	87,187
Weingarten Realty Investors	8,880	240,914
		10,078,615
Savings&Loans (0.86%)
New York Community Bancorp Inc	34,575	470,912
Sterling Bancorp/DE	15,886	369,350
Washington Federal Inc	6,164	213,891
		1,054,153

Total Financial		30,327,974

Industrial (18.69%)
AECOM*	11,143	395,688
AGCO Corp	4,662	310,489
AptarGroup Inc	4,404	393,806
Arrow Electronics Inc*	6,219	507,346
Avnet Inc	8,549	365,042
Belden Inc	3,213	233,681
Bemis Co Inc	6,419	283,013
Carlisle Cos Inc	4,382	450,952
Clean Harbors Inc*	3,961	197,773
Cognex Corp	12,243	657,572
Coherent Inc*	1,741	364,148
Crane Co	3,718	343,209
Cree Inc*	7,564	286,146
Curtiss-Wright Corp (c)	3,144	424,377
Donaldson Co Inc	9,184	435,873
Dycom Industries Inc*	2,187	238,908
Eagle Materials Inc	3,522	353,010
EMCOR Group Inc	4,158	317,297
Energizer Holdings Inc	4,614	251,371
EnerSys	2,978	207,537
Esterline Technologies Corp*	1,865	137,824
GATX Corp	2,707	186,621
Genesee & Wyoming Inc*	4,360	303,151
Gentex Corp	20,071	455,812
Graco Inc	11,905	527,987
Granite Construction Inc	2,975	172,848
Greif Inc	1,958	112,722
Hubbell Inc (c)	3,895	510,440
IDEX Corp	5,401	738,857
ITT Inc	6,221	312,170
Jabil Inc	12,488	338,300
KBR Inc	10,499	158,955
Kennametal Inc	6,127	252,432
Keysight Technologies Inc*	12,778	600,694
Kirby Corp*	4,091	306,825
KLX Inc*	3,635	246,017
Knight-Swift Transportation Holdings Inc	3,717	179,011
Knowles Corp*	6,625	95,665
Landstar System Inc	2,964	322,483
Lennox International Inc	2,658	543,907
Lincoln Electric Holdings Inc	4,369	382,462
Littelfuse Inc	1,717	356,278
Louisiana-Pacific Corp	10,742	306,147
MSA Safety Inc	2,387	192,464
National Instruments Corp	7,974	403,165
Nordson Corp	3,589	481,177
Old Dominion Freight Line Inc	4,833	671,400
Orbital ATK Inc	4,078	538,541
Oshkosh Corp	5,314	419,434
Owens-Illinois Inc*	12,413	267,624
Regal Beloit Corp	3,394	245,386
Ryder System Inc	3,743	270,881
Silgan Holdings Inc	5,828	165,807
Sonoco Products Co	7,027	337,085
SYNNEX Corp	2,051	253,606
Tech Data Corp*	2,618	270,544
Teledyne Technologies Inc*	2,505	465,805
Terex Corp	5,648	234,505
Timken Co/The	4,828	211,466
Trimble Inc*	17,799	675,116
Trinity Industries Inc	10,731	350,260
Valmont Industries Inc	1,704	250,657
Vishay Intertechnology Inc	10,173	187,183
Wabtec Corp/DE	6,040	491,294
Werner Enterprises Inc	3,170	118,083
Woodward Inc	4,146	293,661
Worthington Industries Inc	3,368	149,000
Zebra Technologies Corp*	3,760	519,406
Total Industrial		23,028,396

Technology (12.36%)
3D Systems Corp*	8,430	80,085
ACI Worldwide Inc*	8,804	208,215
Acxiom Corp*	5,876	160,826
Allscripts Healthcare Solutions Inc*	13,284	184,249
Blackbaud Inc	2,675	274,241
Broadridge Financial Solutions Inc	8,240	827,131
CDK Global Inc	9,286	637,762
Cirrus Logic Inc*	4,718	209,055
CommVault Systems Inc*	3,169	164,946
Convergys Corp	7,214	167,437
Cypress Semiconductor Corp (c)	24,346	425,325
Diebold Nixdorf Inc	5,340	83,838
DST Systems Inc	4,257	354,055
Dun & Bradstreet Corp/The	2,612	326,604
Fair Isaac Corp	1,774	301,474
Fortinet Inc* (c)	11,009	555,624

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Integrated Device Technology Inc*	9,391	$284,923
IPG Photonics Corp*	2,653	651,683
j2 Global Inc	3,256	241,009
Jack Henry & Associates Inc	5,460	640,458
Leidos Holdings Inc	10,053	636,455
Manhattan Associates Inc*	5,102	214,794
MAXIMUS Inc	4,910	328,872
Medidata Solutions Inc*	4,277	280,828
Microsemi Corp*	8,178	530,752
MKS Instruments Inc	3,838	427,361
Monolithic Power Systems Inc	2,786	326,129
MSCI Inc	6,367	901,058
NCR Corp*	8,611	284,163
NetScout Systems Inc*	6,887	182,850
Pitney Bowes Inc	14,120	175,088
PTC Inc*	8,173	602,840
Science Applications International Corp	3,057	221,296
Silicon Laboratories Inc*	3,009	281,342
Synaptics Inc*	2,575	119,660
Take-Two Interactive Software Inc*	7,795	872,026
Teradata Corp*	8,554	314,958
Teradyne Inc	13,868	629,607
Tyler Technologies Inc*	2,470	501,682
Ultimate Software Group Inc/The*	2,006	478,351
VeriFone Systems Inc*	8,370	138,942
Total Technology		15,227,994

Utilities (5.00%)
Aqua America Inc	12,562	429,495
Atmos Energy Corp	7,768	625,246
Black Hills Corp	3,781	192,037
Great Plains Energy Inc	14,740	429,671
Hawaiian Electric Industries Inc	8,128	267,899
IDACORP Inc	3,765	305,153
MDU Resources Group Inc	13,807	362,986
National Fuel Gas Co	6,396	316,154
New Jersey Resources Corp	5,790	220,598
NorthWestern Corp	3,640	185,931
OGE Energy Corp	14,118	442,458
ONE Gas Inc	3,898	247,874
PNM Resources Inc	5,973	210,250
Southwest Gas Holdings Inc	3,218	212,002
UGI Corp	12,241	527,465
Vectren Corp	6,192	373,068
Westar Energy Inc	10,042	489,347
WGL Holdings Inc	3,860	321,384
Total Utilities		6,159,018

Total Common Stock (Cost $79,284,174)		122,830,091

Total Investments (Cost $79,284,174) (a) (99.68%)		$122,830,091
Other Net Assets (0.32%)		398,978
Net Assets (100.00%)		$123,229,069

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $79,565,740.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$47,424,223
Unrealized depreciation	(4,159,872)
Net unrealized appreciation	$43,264,351

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
1 / MARCH 2018 / Long / CME	$183,010	$186,450	$3,440

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (99.40%)

Basic Materials (4.34%)
A Schulman Inc	2,777	$121,771
Aceto Corp	2,782	19,947
AdvanSix Inc*	2,911	120,370
AK Steel Holding Corp*	30,272	156,204
American Vanguard Corp	2,434	47,463
Balchem Corp	2,865	215,591
Calgon Carbon Corp	4,715	100,194
Century Aluminum Co*	4,940	94,107
Clearwater Paper Corp*	1,635	61,476
Hawkins Inc	889	29,782
HB Fuller Co	4,525	228,015
Ingevity Corp* (c)	3,788	283,759
Innophos Holdings Inc	1,783	74,101
Innospec Inc	2,391	155,295
Kaiser Aluminum Corp	1,681	168,722
Koppers Holdings Inc*	1,930	77,972
Kraton Corp*	3,071	130,241
Materion Corp	1,856	93,542
Neenah Inc	1,669	127,929
PH Glatfelter Co	4,023	82,109
Quaker Chemical Corp	1,196	170,466
Rayonier Advanced Materials Inc	4,008	81,643
Schweitzer-Mauduit International Inc	3,051	119,630
Stepan Co	1,933	154,833
US Silica Holdings Inc	7,505	194,304
Total Basic Materials		3,109,466

Communications (4.81%)
8x8 Inc*	9,034	164,871
ADTRAN Inc	4,820	75,433
ATN International Inc	997	59,720
Blucora Inc*	3,846	89,612
CalAmp Corp*	3,365	78,741
Cincinnati Bell Inc*	3,903	63,033
Cogent Communications Holdings Inc	3,672	157,345
Comtech Telecommunications Corp	2,159	47,714
Consolidated Communications Holdings Inc	4,731	54,690
DHI Group Inc*	3,715	6,130
ePlus Inc*	1,224	93,697
EW Scripps Co/The	5,565	76,630
Frontier Communications Corp	7,309	51,382
FTD Cos Inc*	1,703	10,252
Gannett Co Inc	11,003	110,470
GCI Liberty Inc*	2,584	99,355
Harmonic Inc*	6,732	20,364
HealthStream Inc	2,362	57,066
Iridium Communications Inc*	7,675	89,798
Liquidity Services Inc*	1,721	11,789
NETGEAR Inc*	3,121	173,996
New Media Investment Group Inc	4,876	84,111
NIC Inc	6,163	83,201
Oclaro Inc*	12,578	90,184
Perficient Inc*	3,355	65,322
QuinStreet Inc*	3,564	46,795
Scholastic Corp	2,525	91,935
Shutterfly Inc*	3,272	251,061
Shutterstock Inc*	1,885	94,721
Spok Holdings Inc	1,924	29,918
Stamps.com Inc*	1,407	268,807
TiVo Corp	11,665	174,975
Viavi Solutions Inc*	20,257	194,872
Vonage Holdings Corp*	19,230	195,185
World Wrestling Entertainment Inc	3,586	136,806
XO Group Inc*	2,315	44,610
Total Communications		3,444,591

Consumer, Cyclical (15.60%)
Abercrombie & Fitch Co	6,591	135,972
Allegiant Travel Co	1,305	217,022
American Axle & Manufacturing Holdings Inc*	8,182	120,766
Anixter International Inc*	2,757	208,291
Asbury Automotive Group Inc*	1,809	119,123
Ascena Retail Group Inc*	16,548	37,564
Barnes & Noble Education Inc*	3,275	23,908
Barnes & Noble Inc	4,767	21,452
Belmond Ltd*	8,394	96,951
Big 5 Sporting Goods Corp	1,772	10,898
Biglari Holdings Inc*	103	43,179
BJ's Restaurants Inc	1,655	71,993
Boyd Gaming Corp	7,425	262,697
Buckle Inc/The	2,729	57,445
Caleres Inc	4,288	120,107
Callaway Golf Co	8,817	136,487

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Cato Corp/The	2,492	$28,309
Cavco Industries Inc*	839	133,485
Chico's FAS Inc	11,895	119,426
Children's Place Inc/The	1,743	248,029
Chuy's Holdings Inc*	1,589	42,903
Cooper-Standard Holdings Inc*	1,609	196,041
Core-Mark Holding Co Inc	4,601	94,182
Crocs Inc*	7,321	89,609
Daktronics Inc	3,984	35,497
Dave & Buster's Entertainment Inc*	3,612	161,709
Dine Brands Global Inc	1,594	121,112
Dorman Products Inc*	2,929	202,101
DSW Inc	6,680	130,995
El Pollo Loco Holdings Inc*	2,051	19,997
Essendant Inc	3,451	27,401
Ethan Allen Interiors Inc	2,402	57,048
Express Inc*	7,585	54,764
EZCORP Inc*	4,843	62,959
Fiesta Restaurant Group Inc*	2,674	45,458
Finish Line Inc/The	3,854	40,929
FirstCash Inc (c)	4,339	319,784
Five Below Inc* (c)	4,936	329,972
Fossil Group Inc*	4,099	54,845
Fox Factory Holding Corp*	3,438	129,097
Francesca's Holdings Corp*	3,753	19,553
Fred's Inc	3,297	10,979
Genesco Inc*	1,901	74,709
Gentherm Inc*	2,594	79,895
G-III Apparel Group Ltd*	4,287	158,233
Group 1 Automotive Inc	1,928	132,724
Guess? Inc	6,053	95,577
Haverty Furniture Cos Inc	1,917	39,011
Hawaiian Holdings Inc	4,810	173,160
Hibbett Sports Inc*	2,017	51,938
Installed Building Products Inc*	1,853	110,717
Interface Inc	6,070	146,894
iRobot Corp*	2,464	167,429
JC Penney Co Inc*	29,033	125,713
Kirkland's Inc*	1,134	9,934
La-Z-Boy Inc	4,599	141,189
LCI Industries (c)	2,245	245,379
LGI Homes Inc*	1,599	90,487
Lithia Motors Inc	2,147	223,052
Lumber Liquidators Holdings Inc*	2,806	64,987
M/I Homes Inc*	2,305	66,960
Marcus Corp/The	1,880	50,760
MarineMax Inc*	2,374	49,617
Marriott Vacations Worldwide Corp (c)	2,189	307,555
MDC Holdings Inc	4,430	122,622
Meritage Homes Corp*	3,559	150,902
Mobile Mini Inc	4,151	174,134
Monarch Casino & Resort Inc*	1,008	42,568
Motorcar Parts of America Inc*	1,857	37,846
Movado Group Inc	1,360	42,160
Nautilus Inc*	2,880	34,128
Ollie's Bargain Outlet Holdings Inc*	4,581	271,882
Oxford Industries Inc	1,411	112,767
Penn National Gaming Inc*	7,358	195,796
Perry Ellis International Inc*	1,141	30,430
PetMed Express Inc	1,968	88,934
Red Robin Gourmet Burgers Inc*	1,277	68,511
Regis Corp*	3,353	53,950
RH*	1,775	150,662
Ruth's Hospitality Group Inc	2,946	72,324
ScanSource Inc*	2,508	82,137
Shake Shack Inc*	1,691	65,932
Shoe Carnival Inc	1,254	29,293
SkyWest Inc	4,968	272,246
Sleep Number Corp*	3,948	135,969
Sonic Automotive Inc	2,552	50,019
Sonic Corp	4,191	105,278
Standard Motor Products Inc	1,887	88,047
Steven Madden Ltd	5,127	225,075
Superior Industries International Inc	2,154	31,125
Tailored Brands Inc	4,698	109,980
Tile Shop Holdings Inc	2,641	14,261
Titan International Inc	4,154	53,420
Unifi Inc*	1,518	53,130
UniFirst Corp/MA	1,393	216,333
Universal Electronics Inc*	1,358	67,221
Vera Bradley Inc*	1,892	19,034
Veritiv Corp*	1,144	27,742
Vista Outdoor Inc*	5,502	94,799
Vitamin Shoppe Inc*	2,435	9,131
Wabash National Corp	5,957	130,160
William Lyon Homes*	2,265	57,259
Wingstop Inc	2,683	121,567
Winnebago Industries Inc	2,474	107,743
Wolverine World Wide Inc (c)	8,711	255,058
Zumiez Inc*	1,661	32,722
Total Consumer, Cyclical		11,170,256

Consumer, Non-Cyclical (21.88%)
Abaxis Inc	2,239	149,274
ABM Industries Inc	5,011	176,187
Acorda Therapeutics Inc*	4,239	100,676
Alarm.com Holdings Inc*	2,325	84,014
Almost Family Inc*	1,184	69,797
AMAG Pharmaceuticals Inc*	3,411	71,802
Amedisys Inc*	2,771	164,071
American Public Education Inc*	1,343	41,297
AMN Healthcare Services Inc*	4,313	240,018
Amphastar Pharmaceuticals Inc*	3,566	65,472
Analogic Corp	1,237	103,290
Andersons Inc/The	2,428	85,101
AngioDynamics Inc*	3,432	55,907
ANI Pharmaceuticals Inc*	789	50,551
Anika Therapeutics Inc*	1,454	75,681
B&G Foods Inc	5,933	164,344
BioTelemetry Inc*	2,681	86,596
Calavo Growers Inc	1,434	122,392
Cal-Maine Foods Inc*	2,954	125,840
Cambrex Corp*	2,906	150,967
Cantel Medical Corp (c)	3,268	380,101
Capella Education Co	1,147	89,122
Cardtronics PLC*	4,527	101,314
Career Education Corp*	5,984	79,168
Central Garden & Pet Co - Class A*	3,166	114,736
Central Garden & Pet Co*	829	32,024
Chemed Corp	1,475	382,954
Coca-Cola Bottling Co Consolidated	446	83,228
Community Health Systems Inc*	11,035	56,499
CONMED Corp	2,461	148,964
Corcept Therapeutics Inc*	8,753	132,958
CorVel Corp*	969	47,433
Cross Country Healthcare Inc*	2,732	35,379
CryoLife Inc*	2,477	46,939
Cutera Inc*	1,289	58,069
Cytokinetics Inc*	4,081	31,628
Darling Ingredients Inc*	14,755	268,393
Depomed Inc*	5,860	40,258
Diplomat Pharmacy Inc*	4,311	89,841
Eagle Pharmaceuticals Inc/DE*	805	45,193
Emergent BioSolutions Inc*	3,436	170,769
Enanta Pharmaceuticals Inc*	1,283	100,869
Ensign Group Inc/The	4,753	126,905
Forrester Research Inc	996	40,338
FTI Consulting Inc*	3,532	168,441
Green Dot Corp*	4,234	275,760
Haemonetics Corp* (c)	4,699	333,159
Healthcare Services Group Inc	6,771	307,607
HealthEquity Inc*	4,248	244,600
Heidrick & Struggles International Inc	1,846	48,734
Heska Corp*	616	41,876
HMS Holdings Corp*	8,301	133,148
ICU Medical Inc* (c)	1,353	312,881
Impax Laboratories Inc*	6,867	140,087
Innoviva Inc*	7,702	119,458
Inogen Inc*	1,607	194,158
Insperity Inc	3,712	242,394
Integer Holdings Corp*	2,740	139,877
Integra LifeSciences Holdings Corp*	5,431	286,377
Inter Parfums Inc	1,699	72,038
Invacare Corp	2,936	50,499
J&J Snack Foods Corp	1,346	180,808
John B Sanfilippo & Son Inc	861	49,714
Kelly Services Inc	2,711	79,947
Kindred Healthcare Inc	8,030	73,876
Korn/Ferry International	5,534	231,930
Lannett Co Inc*	2,918	46,688
Lantheus Holdings Inc*	2,369	36,246
LeMaitre Vascular Inc	1,253	43,554
LendingTree Inc*	717	249,875
LHC Group Inc*	1,403	90,325
Ligand Pharmaceuticals Inc*	1,964	298,312
LSC Communications Inc	3,223	46,927
Luminex Corp	3,649	71,557
Magellan Health Inc*	2,121	214,009
Matthews International Corp	3,115	159,644
Medicines Co/The*	6,505	199,183
Medifast Inc	1,106	70,552
Meridian Bioscience Inc	3,910	54,545
Merit Medical Systems Inc*	4,493	204,432
MiMedx Group Inc*	9,948	70,531
Momenta Pharmaceuticals Inc*	6,424	109,529
Monro Inc	3,235	164,662
Myriad Genetics Inc*	6,576	213,194
Natus Medical Inc*	3,265	101,705
Navigant Consulting Inc*	4,384	87,154
Nektar Therapeutics*	14,656	1,268,623
Neogen Corp*	4,724	275,267
Nutrisystem Inc	2,854	87,761
On Assignment Inc* (c)	4,366	334,829
OraSure Technologies Inc*	5,326	91,927
Orthofix International NV*	1,720	96,337
Phibro Animal Health Corp	1,840	70,748
Progenics Pharmaceuticals Inc*	6,744	45,050
Providence Service Corp/The*	1,210	76,908
Quorum Health Corp*	2,753	16,353
Rent-A-Center Inc/TX	5,285	39,743
Repligen Corp*	3,362	115,283
Resources Connection Inc	2,990	46,495

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
RR Donnelley & Sons Co	6,596	$49,734
Select Medical Holdings Corp*	10,334	187,045
Seneca Foods Corp*	660	19,206
SpartanNash Co	3,727	62,502
Spectrum Pharmaceuticals Inc*	8,432	181,372
Strayer Education Inc	963	86,323
Supernus Pharmaceuticals Inc*	4,529	176,178
SUPERVALU Inc*	3,712	52,821
Surmodics Inc*	1,229	36,993
Tactile Systems Technology Inc*	1,351	43,718
Team Inc*	2,930	47,906
Tivity Health Inc*	3,326	128,217
Travelport Worldwide Ltd	11,580	165,015
TrueBlue Inc*	3,979	108,229
Universal Corp/VA	2,510	123,367
US Physical Therapy Inc	1,244	96,410
Varex Imaging Corp*	3,617	126,197
Viad Corp	1,887	98,218
WD-40 Co	1,342	167,347
Total Consumer, Non-Cyclical		15,668,474

Energy (3.14%)
Archrock Inc	6,587	62,577
Bill Barrett Corp*	7,117	32,240
Bristow Group Inc	2,639	38,952
CARBO Ceramics Inc*	1,539	10,465
Carrizo Oil & Gas Inc*	7,149	100,443
Cloud Peak Energy Inc*	7,447	24,501
CONSOL Energy Inc*	2,409	76,341
Denbury Resources Inc*	38,435	84,173
Era Group Inc*	1,546	14,610
Exterran Corp*	2,938	76,006
Flotek Industries Inc*	5,110	30,405
FutureFuel Corp	2,258	27,073
Geospace Technologies Corp*	1,047	10,711
Green Plains Inc	3,350	61,305
Gulf Island Fabrication Inc	900	7,425
Helix Energy Solutions Group Inc*	12,478	74,369
Matrix Service Co*	2,446	34,978
McDermott International Inc*	28,199	205,853
Newpark Resources Inc*	7,931	65,431
Noble Corp plc*	23,810	92,383
Oil States International Inc*	4,721	116,137
Par Pacific Holdings Inc*	2,344	39,895
PDC Energy Inc*	6,087	319,750
Pioneer Energy Services Corp*	7,129	19,605
REX American Resources Corp*	531	42,862
SEACOR Holdings Inc*	1,507	62,556
SolarEdge Technologies Inc*	3,362	168,268
SRC Energy Inc*	18,012	159,766
SunCoke Energy Inc*	5,562	59,402
TETRA Technologies Inc*	10,727	38,939
Unit Corp*	4,869	93,290
Total Energy		2,250,711

Financial (20.69%)
Acadia Realty Trust	7,623	183,562
Agree Realty Corp	2,475	116,573
American Assets Trust Inc	4,059	128,751
American Equity Investment Life Holding Co	7,996	244,758
Ameris Bancorp	3,643	193,625
AMERISAFE Inc	1,791	100,296
Apollo Commercial Real Estate Finance Inc	7,804	142,501
Armada Hoffler Properties Inc	4,180	54,674
ARMOUR Residential REIT Inc	3,896	83,452
Associated Banc-Corp	1,477	36,482
Banc of California Inc	4,925	98,254
Banner Corp	2,605	144,004
BofI Holding Inc*	5,728	213,024
Boston Private Financial Holdings Inc	8,332	121,647
Brookline Bancorp Inc	7,524	119,255
Capstead Mortgage Corp	9,068	75,718
CareTrust REIT Inc	6,578	87,159
CBL & Associates Properties Inc	16,968	78,562
Cedar Realty Trust Inc	7,158	28,417
Central Pacific Financial Corp	3,057	85,199
Chatham Lodging Trust	3,801	69,140
Chesapeake Lodging Trust	5,971	154,410
City Holding Co	1,547	104,221
Columbia Banking System Inc	6,796	283,937
Community Bank System Inc	4,425	235,897
Community Healthcare Trust Inc	1,592	37,476
Customers Bancorp Inc*	2,828	82,974
CVB Financial Corp	9,262	213,026
DiamondRock Hospitality Co	18,012	185,163
Dime Community Bancshares Inc	2,890	52,020
Easterly Government Properties Inc	4,083	77,740
EastGroup Properties Inc	3,057	247,709
eHealth Inc*	1,525	24,842
Employers Holdings Inc	3,193	125,006
Encore Capital Group Inc*	2,204	94,331
Enova International Inc*	1,954	42,988
Evercore Inc (c)	3,675	341,959
Fidelity Southern Corp	1,943	43,737
Financial Engines Inc	5,211	174,569
First BanCorp/Puerto Rico*	15,550	93,767
First Commonwealth Financial Corp	8,708	121,651
First Financial Bancorp	6,159	167,525
First Financial Bankshares Inc (c)	5,968	274,528
First Midwest Bancorp Inc/IL	9,562	231,592
Four Corners Property Trust Inc	5,684	124,821
Franklin Street Properties Corp	10,054	81,337
Getty Realty Corp	2,679	63,224
Glacier Bancorp Inc	6,925	269,383
Government Properties Income Trust	7,067	96,959
Great Western Bancorp Inc	5,681	232,296
Greenhill & Co Inc	2,575	52,401
Hanmi Financial Corp	3,211	98,096
HCI Group Inc	756	26,180
Hersha Hospitality Trust	4,041	67,889
HFF Inc	3,494	159,536
HomeStreet Inc*	2,502	71,807
Hope Bancorp Inc	12,231	220,892
Horace Mann Educators Corp	4,007	164,888
Independence Realty Trust Inc	5,870	50,011
Independent Bank Corp/Rockland MA	2,458	170,585
Infinity Property & Casualty Corp	1,035	122,078
INTL. FCStone Inc*	1,498	59,396
Invesco Mortgage Capital Inc	10,311	158,480
Investment Technology Group Inc	3,137	62,175
Kite Realty Group Trust	7,495	113,474
LegacyTexas Financial Group Inc	4,139	173,383
Lexington Realty Trust	20,906	166,412
LTC Properties Inc	3,829	141,482
Maiden Holdings Ltd	6,878	41,268
Meta Financial Group Inc	845	90,753
National Bank Holdings Corp	2,643	86,135
National Storage Affiliates Trust	4,610	113,083
Navigators Group Inc/The	2,201	118,634
NBT Bancorp Inc	4,311	150,023
NMI Holdings Inc*	4,972	98,694
Northfield Bancorp Inc	4,483	69,576
Northwest Bancshares Inc	10,116	166,004
OFG Bancorp	4,362	46,892
Old National Bancorp/IN	12,215	207,655
Opus Bank	1,640	46,002
Oritani Financial Corp	3,530	55,068
Pacific Premier Bancorp Inc*	3,610	151,801
Pennsylvania Real Estate Investment Trust	6,532	68,194
Piper Jaffray Cos	1,416	118,236
PotlatchDeltic Corp	1,890	96,674
PRA Group Inc*	4,604	176,333
ProAssurance Corp	4,806	229,727
Provident Financial Services Inc	6,007	149,454
PS Business Parks Inc	1,891	209,636
Ramco-Gershenson Properties Trust	7,667	90,317
RE/MAX Holdings Inc	1,645	90,969
Retail Opportunity Investments Corp	9,821	168,528
RLI Corp	3,694	224,595
S&T Bancorp Inc	3,468	136,847
Safety Insurance Group Inc	1,334	95,181
Saul Centers Inc	1,169	57,199
Selective Insurance Group Inc (c)	5,244	298,121
ServisFirst Bancshares Inc	4,403	176,824
Simmons First National Corp	5,916	168,310
Southside Bancshares Inc	2,700	90,180
Stewart Information Services Corp	2,175	87,283
Summit Hotel Properties Inc	9,290	122,349
Third Point Reinsurance Ltd*	8,095	112,521
Tompkins Financial Corp	1,219	93,546
TrustCo Bank Corp NY	8,756	74,426
United Community Banks Inc/GA	6,851	211,764
United Fire Group Inc	2,014	89,583
United Insurance Holdings Corp	1,777	34,740
Universal Health Realty Income Trust	1,242	68,757
Universal Insurance Holdings Inc	3,014	88,310
Urstadt Biddle Properties Inc	2,716	47,584
Virtus Investment Partners Inc	643	79,121
Waddell & Reed Financial Inc	8,108	162,160
WageWorks Inc*	3,672	192,596
Walker & Dunlop Inc	2,755	133,149
Westamerica Bancorporation	2,609	149,470
Whitestone REIT	3,585	44,239
WisdomTree Investments Inc	11,401	109,564
World Acceptance Corp*	575	61,824
Total Financial		14,813,205

Industrial (18.69%)
AAON Inc	3,922	144,134
AAR Corp	3,171	135,021
Actuant Corp	5,880	133,476
Advanced Energy Industries Inc*	3,590	238,089
Aegion Corp*	3,357	77,077
Aerojet Rocketdyne Holdings Inc*	6,680	180,360
Aerovironment Inc*	1,924	95,661
Alamo Group Inc	937	104,148
Albany International Corp	2,871	182,739
American Woodmark Corp*	1,386	177,962
Apogee Enterprises Inc	2,845	122,733
Applied Industrial Technologies Inc	3,759	264,634

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Applied Optoelectronics Inc*	1,725	$48,179
ArcBest Corp	2,196	72,688
Astec Industries Inc	1,900	111,910
Atlas Air Worldwide Holdings Inc*	2,496	151,882
Axon Enterprise Inc*	5,194	180,907
AZZ Inc	2,578	105,311
Badger Meter Inc	2,727	129,805
Barnes Group Inc (c)	4,484	270,430
Bel Fuse Inc	579	10,017
Benchmark Electronics Inc	4,930	147,900
Boise Cascade Co	3,579	144,234
Brady Corp	4,730	176,902
Briggs & Stratton Corp	4,252	95,585
Chart Industries Inc*	3,048	167,975
CIRCOR International Inc	1,626	76,422
Comfort Systems USA Inc	3,696	151,721
Control4 Corp*	1,834	44,089
CTS Corp	3,041	78,154
Cubic Corp	2,477	152,088
DXP Enterprises Inc/TX*	1,415	42,082
Echo Global Logistics Inc*	2,538	67,130
Electro Scientific Industries Inc*	3,245	58,183
Encore Wire Corp	2,060	107,944
EnPro Industries Inc	2,127	154,122
ESCO Technologies Inc	2,555	150,490
Exponent Inc	2,311	179,680
Fabrinet*	3,546	106,912
FARO Technologies Inc*	1,657	98,343
Federal Signal Corp	5,933	126,907
Forward Air Corp	2,710	146,340
Franklin Electric Co Inc	3,824	149,710
General Cable Corp	4,571	135,073
Gibraltar Industries Inc*	3,137	108,854
Greenbrier Cos Inc/The	2,818	145,972
Griffon Corp	3,014	56,362
Harsco Corp*	7,483	151,531
Haynes International Inc	1,242	51,667
Heartland Express Inc	3,991	77,904
Hillenbrand Inc	6,079	266,868
Hub Group Inc*	3,325	145,136
II-VI Inc*	4,946	190,421
Insteel Industries Inc	1,735	48,996
Itron Inc*	3,030	212,100
John Bean Technologies Corp (c)	2,870	317,853
Kaman Corp	2,691	164,743
KapStone Paper and Packaging Corp	7,937	276,922
KEMET Corp*	4,565	82,079
Lindsay Corp	1,030	91,093
LSB Industries Inc*	1,435	10,719
Lydall Inc*	1,587	76,414
Marten Transport Ltd	3,836	83,049
Matson Inc	4,283	122,066
Methode Electronics Inc	3,654	144,150
Moog Inc*	2,894	242,604
Mueller Industries Inc	5,189	137,457
Multi-Color Corp	1,236	78,301
Myers Industries Inc	1,890	35,816
MYR Group Inc*	1,615	52,245
National Presto Industries Inc	461	41,859
Olympic Steel Inc	881	19,849
Orion Group Holdings Inc*	1,870	11,744
OSI Systems Inc*	1,710	107,969
Park Electrochemical Corp	1,665	28,338
Patrick Industries Inc*	2,374	145,882
PGT Innovations Inc*	4,867	85,173
Plexus Corp*	3,243	195,618
Powell Industries Inc	737	19,626
Proto Labs Inc*	2,187	238,274
Quanex Building Products Corp	3,418	57,252
Raven Industries Inc	3,584	121,677
Roadrunner Transportation Systems Inc*	3,008	11,521
Rogers Corp* (c)	1,628	223,557
Saia Inc*	2,527	183,587
Sanmina Corp*	6,831	188,194
Simpson Manufacturing Co Inc	3,642	201,475
SPX Corp*	4,195	131,010
SPX FLOW Inc*	4,202	204,890
Standex International Corp	1,191	114,455
Sturm Ruger & Co Inc	1,780	76,629
Tennant Co	1,758	113,215
Tetra Tech Inc	5,113	250,281
TimkenSteel Corp*	3,578	58,536
TopBuild Corp*	3,591	250,077
Tredegar Corp	2,521	40,210
Trex Co Inc* (c)	2,838	293,449
Triumph Group Inc	4,765	133,182
TTM Technologies Inc*	7,949	128,456
Universal Forest Products Inc	6,063	199,715
US Concrete Inc*	1,453	105,706
US Ecology Inc	2,034	107,599
Vicor Corp*	1,588	40,891
Watts Water Technologies Inc	2,500	188,750
Total Industrial		13,385,117

Technology (7.85%)
Agilysys Inc*	1,424	15,906
Axcelis Technologies Inc*	2,923	71,467
Bottomline Technologies de Inc*	3,498	132,854
Brooks Automation Inc	6,236	166,564
Cabot Microelectronics Corp	2,276	231,924
CACI International Inc* (c)	2,200	327,910
CEVA Inc*	1,957	71,920
Cohu Inc	2,289	45,849
Computer Programs & Systems Inc	1,062	31,648
Cray Inc*	3,763	82,033
CSG Systems International Inc	3,263	152,317
Digi International Inc*	2,432	25,414
Diodes Inc*	3,601	108,390
Donnelley Financial Solutions Inc*	2,482	42,963
DSP Group Inc*	2,148	26,098
Ebix Inc	2,095	175,875
Electronics For Imaging Inc*	4,489	122,954
Engility Holdings Inc*	1,753	47,874
ExlService Holdings Inc*	3,184	181,552
Insight Enterprises Inc*	3,525	123,128
Kopin Corp*	6,036	18,470
Kulicke & Soffa Industries Inc*	6,804	158,533
LivePerson Inc*	5,298	76,556
Lumentum Holdings Inc*	4,986	304,146
ManTech International Corp/VA	2,349	132,413
MaxLinear Inc*	5,033	114,400
Mercury Systems Inc*	4,322	198,682
MicroStrategy Inc*	933	119,405
Monotype Imaging Holdings Inc	3,836	92,448
MTS Systems Corp	1,561	76,411
Nanometrics Inc*	2,280	60,169
Omnicell Inc*	3,357	146,533
PDF Solutions Inc*	2,557	28,485
Photronics Inc*	6,416	50,045
Power Integrations Inc	2,683	180,298
Progress Software Corp	4,672	218,977
Quality Systems Inc*	4,286	53,789
Qualys Inc*	2,925	216,596
Rambus Inc*	11,045	140,382
Rudolph Technologies Inc*	2,887	76,650
Semtech Corp*	5,795	195,002
SPS Commerce Inc*	1,706	102,394
Super Micro Computer Inc*	3,742	67,730
Sykes Enterprises Inc*	3,693	107,319
Synchronoss Technologies Inc*	3,896	36,389
TTEC Holdings Inc	1,570	55,971
Ultra Clean Holdings Inc*	3,123	60,149
VASCO Data Security International Inc*	2,814	33,909
Veeco Instruments Inc*	4,630	84,035
Virtusa Corp*	2,554	121,877
Xperi Corp	4,873	107,450
Total Technology		5,620,253

Utilities (2.40%)
ALLETE Inc (c)	4,568	311,309
American States Water Co	3,295	175,030
Avista Corp (c)	5,765	275,740
California Water Service Group	4,308	163,489
El Paso Electric Co	3,644	177,098
Northwest Natural Gas Co	2,574	134,234
South Jersey Industries Inc	7,120	186,615
Spire Inc (c)	4,331	293,642
Total Utilities		1,717,157

Total Common Stock (Cost $50,990,908)		71,179,230

Total Investments (Cost $50,990,908) (a) (99.40%)		$71,179,230
Other Net Assets (0.60%)		423,263
Net Assets (100.00%)		$71,602,493

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $51,016,379.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$24,477,665
Unrealized depreciation	(4,314,839)
Net unrealized appreciation	$20,162,826

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
5 / MARCH 2018 / Long / ICE	$376,075	$377,800	$1,725

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (86.79%)

Basic Materials (3.50%)
DowDuPont Inc (b)	2,930	$205,979
PPG Industries Inc (b)	31,000	3,485,640
Praxair Inc (b)	15,167	2,271,258
Sensient Technologies Corp (b)	8,500	611,575
Total Basic Materials		6,574,452

Communications (3.41%)
AT&T Inc (b)	57,669	2,093,385
Facebook Inc*	12,000	2,139,840
Verizon Communications Inc (b)	45,542	2,174,175
Total Communications		6,407,400

Consumer, Cyclical (9.37%)
DR Horton Inc (b)	55,200	2,312,880
Ford Motor Co (b)	692,700	7,349,547
Lowe's Cos Inc (b)	23,400	2,096,406
McDonald's Corp (b)	18,268	2,881,594
Target Corp (b)	30,339	2,287,864
Walgreens Boots Alliance Inc (b)	10,000	688,900
Total Consumer, Cyclical		17,617,191

Consumer, Non-Cyclical (17.07%)
Abbott Laboratories (b)	27,810	1,677,777
AbbVie Inc (b)	21,110	2,445,171
Aetna Inc (b)	1,984	351,287
AmerisourceBergen Corp (b)	22,912	2,180,306
Anthem Inc (b)	3,300	776,754
Baxter International Inc (b)	42,426	2,876,059
British American Tobacco PLC (b)	3,770	222,656
Celgene Corp* (b)	25,614	2,231,492
Colgate-Palmolive Co (b)	20,400	1,406,988
Conagra Brands Inc (b)	42,450	1,533,719
Danaher Corp (b)	4,300	420,454
Gilead Sciences Inc (b)	51,200	4,030,976
Kimberly-Clark Corp (b)	1,800	199,656
Lamb Weston Holdings Inc (b)	14,149	765,319
Merck & Co Inc (b)	25,200	1,366,344
Moody's Corp (b)	992	165,545
Procter & Gamble Co/The (b)	4,580	359,622
Shire PLC (b)	7,085	906,880
Sprouts Farmers Market Inc* (b)	260,000	6,697,600
Tyson Foods Inc (b)	20,000	1,487,600
Total Consumer, Non-Cyclical		32,102,205

Energy (10.50%)
Anadarko Petroleum Corp (b)	21,340	1,217,234
Baker Hughes a GE Co (b)	27,455	724,812
BP PLC (b)	80,228	3,117,660
Chevron Corp	36,724	4,110,150
ConocoPhillips (b)	19,648	1,067,083
Devon Energy Corp (b)	10,652	326,697
Enbridge Inc (b)	11,808	375,731
Exxon Mobil Corp	43,236	3,274,695
Royal Dutch Shell PLC (b)	36,500	2,309,355
Schlumberger Ltd (b)	49,100	3,222,924
Total Energy		19,746,341

Financial (24.33%)
Arthur J Gallagher & Co (b)	32,400	2,239,164
Aspen Insurance Holdings Ltd (b)	26,315	957,866
Bank of America Corp (b)	140,000	4,494,000
Bank of New York Mellon Corp/The (b)	21,450	1,223,294
BlackRock Inc (b)	6,300	3,461,409
Citigroup Inc (b)	21,300	1,607,937
Goldman Sachs Group Inc/The (b)	15,850	4,167,441
Intercontinental Exchange Inc (b)	15,920	1,163,434
JPMorgan Chase & Co (b)	71,020	8,202,810
Mastercard Inc (b)	13,800	2,425,488
Morgan Stanley (b)	47,050	2,635,741
New York Community Bancorp Inc (b)	211,900	2,886,078
Principal Financial Group Inc (b)	13,650	850,805
State Street Corp (b)	9,600	1,019,040
US Bancorp (b)	60,600	3,294,216
Wells Fargo & Co	87,889	5,133,596
Total Financial		45,762,319

Industrial (7.30%)
Agilent Technologies Inc (b)	870	59,673
Boeing Co/The (b)	12,000	4,346,520
Caterpillar Inc (b)	11,442	1,769,276
Fortive Corp (b)	12,800	983,040
Northrop Grumman Corp (b)	8,600	3,010,344
Rockwell Collins Inc (b)	1,400	192,808
Seaspan Corp (b)	25,000	153,750
Union Pacific Corp (b)	7,650	996,413
United Parcel Service Inc (b)	8,160	851,986
United Technologies Corp (b)	10,100	1,360,874
Total Industrial		13,724,684

Technology (8.05%)
Analog Devices Inc (b)	10,696	964,244
Dell Technologies Inc Class V* (b)	3,312	246,048
DXC Technology Co (b)	4,294	440,307
Hewlett Packard Enterprise Co (b)	50,000	929,500
International Business Machines Corp (b)	4,760	741,751
Micro Focus International PLC (b)	6,865	192,631
Microsoft Corp	37,133	3,481,961
Oracle Corp (b)	45,130	2,286,737
Paychex Inc (b)	34,000	2,214,420
QUALCOMM Inc (b)	33,575	2,182,375
Taiwan Semiconductor Manufacturing Co Ltd (b)	30,000	1,300,500
Texas Instruments Inc (b)	1,500	162,525
Total Technology		15,142,999

Utilities (3.26%)
Consolidated Edison Inc (b)	21,200	1,587,668
DTE Energy Co (b)	4,700	473,666
Duke Energy Corp (b)	8,099	610,179
Exelon Corp (b)	18,746	694,352
FirstEnergy Corp (b)	23,574	762,147
NextEra Energy Inc (b)	7,500	1,141,124
Sempra Energy (b)	8,050	877,289
Total Utilities		6,146,425

Total Common Stock (Cost $90,733,598)		163,224,016

Preferred Stock (0.53%)
Amerityre Corp*,**	2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)		1,000,000

	Maturity Date
United States Treasury Bills (9.99%)
TREASURY BILL 03/01/2018	03/01/2018	18,800,000	18,800,000
Total United States Treasury Bills (Cost $18,800,000)			18,800,000

Total Investments (Cost $111,533,598) (a) (97.31%)			$183,024,016
Other Net Assets (2.69%)			5,028,568
Net Assets (100.00%)			$188,052,584

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At February 28, 2018, the fair value was $1,000,000, or 0.53% of net assets.

(a)	Aggregate cost for federal income tax purpose is $111,011,593.

(b)	A portion of these shares have been pledged in connection with obligations for options contracts.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$75,866,161
Unrealized depreciation	(3,853,738)
Net unrealized appreciation	$72,012,423

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

SCHEDULE OF SECURITIES SOLD SHORT Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	03/19/2018	(78)	$57.50	$448,500	$(24,180)
AbbVie Inc	03/19/2018	(46)	125.00	575,000	(1,840)
AbbVie Inc	05/21/2018	(55)	95.00	522,500	(121,825)
Agilent Technologies Inc	03/19/2018	(8)	72.50	58,000	(144)
AmerisourceBergen Corp	03/19/2018	(46)	105.00	483,000	(805)
Anadarko Petroleum Corp	03/19/2018	(43)	65.00	279,500	(344)
Analog Devices Inc	03/19/2018	(30)	90.00	270,000	(5,310)
AT&T Inc	03/19/2018	(150)	40.00	600,000	(450)
Bank of New York Mellon Corp/The	03/19/2018	(64)	55.00	352,000	(21,120)
Boeing Co/The	03/19/2018	(34)	285.00	969,000	(268,175)
Caterpillar Inc	04/23/2018	(114)	165.00	1,881,000	(27,018)
Chevron Corp	03/19/2018	(74)	130.00	962,000	(222)
Citigroup Inc	03/19/2018	(43)	82.50	354,750	(215)
Conagra Brands Inc	03/19/2018	(125)	37.00	462,500	(4,375)
ConocoPhillips	03/19/2018	(40)	62.50	250,000	(160)
Exxon Mobil Corp	03/19/2018	(87)	92.50	804,750	(174)
Facebook Inc	03/19/2018	(80)	190.00	1,520,000	(5,200)
Facebook Inc	03/19/2018	(40)	185.00	740,000	(31,600)
Gilead Sciences Inc	03/19/2018	(103)	90.00	927,000	(721)
Goldman Sachs Group Inc/The	03/19/2018	(32)	285.00	912,000	(736)
Intercontinental Exchange Inc	03/19/2018	(32)	75.00	240,000	(2,400)
International Business Machines Corp	03/19/2018	(10)	170.00	170,000	(140)
JPMorgan Chase & Co	03/19/2018	(142)	120.00	1,704,000	(6,532)
Lowe's Cos Inc	03/19/2018	(156)	105.00	1,638,000	(624)
Lowe's Cos Inc	03/19/2018	(78)	105.00	819,000	(104,676)
Mastercard Inc	04/23/2018	(138)	175.00	2,415,000	(89,700)
McDonald's Corp	03/19/2018	(36)	175.00	630,000	(216)
Merck & Co Inc	03/19/2018	(51)	62.50	318,750	(153)
Microsoft Corp	04/23/2018	(100)	87.50	875,000	(76,200)
Morgan Stanley	03/19/2018	(94)	60.00	564,000	(1,128)
Oracle Corp	04/23/2018	(451)	52.50	2,367,750	(46,453)
QUALCOMM Inc	04/23/2018	(335)	70.00	2,345,000	(61,975)
Schlumberger Ltd	03/19/2018	(100)	80.00	800,000	(200)
Sprouts Farmers Market Inc	03/19/2018	(400)	27.50	1,100,000	(8,000)
Sprouts Farmers Market Inc	06/18/2018	(400)	30.00	1,200,000	(22,000)
Union Pacific Corp	05/21/2018	(76.00)	140.00	1,064,000	(21,280)
United Technologies Corp	03/19/2018	(21.00)	140.00	294,000	(1,995)
Wells Fargo & Co	03/19/2018	(175.00)	70.00	1,225,000	(175)

Total Written Call Options				33,141,000	(958,461)
Premiums Received $876,992

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (96.84%)

Basic Materials (7.49%)
BASF SE	13,952	$366,659
BHP Billiton Ltd	4,080	189,720
Rio Tinto PLC	3,600	196,956
Total Basic Materials		753,335

Consumer, Cyclical (10.96%)
adidas AG	2,400	265,968
LVMH Moet Hennessy Louis Vuitton SE	9,300	557,814
Valeo SA	8,550	277,619
Total Consumer, Cyclical		1,101,401

Consumer, Non-Cyclical (32.27%)
Agriculture (3.64%)
British American Tobacco PLC	6,200	366,172
		366,172
Beverages (3.69%)
Diageo PLC	2,735	370,975
		370,975
Cosmetics/Personal Care (7.17%)
L'Oreal SA	8,825	380,269
Unilever NV	6,508	340,368
		720,637
Food (3.57%)
Nestle SA	4,512	358,839
		358,839
Pharmaceuticals (14.20%)
Bayer AG	16,460	481,290
GlaxoSmithKline PLC	5,325	193,351
Roche Holding AG	15,564	449,955
Sanofi	7,700	302,225
		1,426,821

Total Consumer, Non-Cyclical		3,243,444

Energy (11.32%)
Eni SpA	7,482	248,178
Royal Dutch Shell PLC	7,751	490,406
TOTAL SA	7,042	399,211
Total Energy		1,137,795

Financial (26.09%)
Allianz SE	18,157	422,150
AXA SA	18,984	595,053
Banco Santander SA	51,573	354,307
BNP Paribas SA	7,967	315,414
HSBC Holdings PLC	5,404	268,201
ING Groep NV	20,000	351,600
KBC Group NV	6,740	316,275
Total Financial		2,623,000

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Industrial (4.90%)
Siemens AG	7,470	$492,871
Total Industrial		492,871

Technology (3.81%)
SAP SE	3,667	383,201
Total Technology		383,201

Total Common Stock (Cost $7,470,438)		9,735,047

Total Investments (Cost $7,470,438) (a) (96.84%)		$9,735,047
Other Net Assets (3.16%)		317,336
Net Assets (100.00%)		$10,052,383

(a)	Aggregate cost for federal income tax purpose is $7,470,482.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,538,806
Unrealized depreciation	(274,241)
Net unrealized appreciation	$2,264,565

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (95.47%)

Communications (34.68%)
Internet (24.91%)
Alphabet Inc - Class C*	21,129	$23,341,840
Alphabet Inc - Class A*	20,265	22,370,939
Amazon.com Inc* (c)	23,696	35,839,015
Baidu Inc*	21,164	5,340,524
Booking Holdings Inc*	3,768	7,664,263
Ctrip.com International Ltd*	34,605	1,591,138
eBay Inc*	82,040	3,516,234
Expedia Group Inc	10,128	1,065,162
Facebook Inc*	135,510	24,164,143
JD.com Inc*	69,220	3,263,723
Liberty Ventures*	4,813	257,592
MercadoLibre Inc	3,429	1,330,349
Netflix Inc*	35,998	10,489,097
Symantec Corp	42,820	1,125,738
		141,359,757
Media (5.67%)
Charter Communications Inc*	19,809	6,773,291
Comcast Corp	387,941	14,047,344
Discovery Communications Inc* - Class C	15,060	346,079
Discovery Communications Inc - Class A*	7,945	193,222
DISH Network Corp*	17,665	736,454
Liberty Global PLC - Class C*	43,868	1,317,356
Liberty Global PLC - Class A*	17,321	539,376
Sirius XM Holdings Inc	348,560	2,188,957
Twenty-First Century Fox Inc - Class A	80,852	2,976,971
Twenty-First Century Fox Inc - Class B	61,339	2,233,966
Viacom Inc	23,860	795,492
		32,148,508
Telecommunications (4.10%)
Cisco Systems Inc	411,088	18,408,521
Liberty Latin America Ltd - Class C*	6,079	124,316
Liberty Latin America Ltd - Class A*	2,316	47,941
T-Mobile US Inc*	63,838	3,869,221
Vodafone Group PLC	29,544	836,391
		23,286,390

Total Communications		196,794,655

Consumer, Cyclical (7.60%)
American Airlines Group Inc	37,410	2,029,493
Costco Wholesale Corp	33,691	6,431,612
Dollar Tree Inc*	16,684	1,712,446
Fastenal Co	19,852	1,086,301
Hasbro Inc	9,380	896,447
Liberty Interactive Corp QVC Group*	31,432	907,442
Marriott International Inc/MD	28,608	4,039,736
Norwegian Cruise Line Holdings Ltd*	16,804	956,148
O'Reilly Automotive Inc*	6,761	1,650,969
PACCAR Inc	26,991	1,932,286
Ross Stores Inc	29,895	2,334,501
Starbucks Corp	110,915	6,333,247
Tesla Inc*	12,756	4,376,072
Tractor Supply Co	9,663	627,419
Ulta Beauty Inc*	4,398	894,333
Walgreens Boots Alliance Inc	82,201	5,662,827
Wynn Resorts Ltd	7,523	1,260,103
Total Consumer, Cyclical		43,131,382

Consumer, Non-Cyclical (14.79%)
Alexion Pharmaceuticals Inc*	16,604	1,950,140
Align Technology Inc*	6,367	1,671,465
Amgen Inc	60,388	11,097,503
Automatic Data Processing Inc	33,879	3,906,926
Biogen Inc*	16,241	4,693,487
BioMarin Pharmaceutical Inc*	12,217	991,654
Celgene Corp*	60,097	5,235,651
Cintas Corp	7,764	1,325,004
DENTSPLY SIRONA Inc	16,317	914,731
Express Scripts Holding Co*	44,365	3,347,339
Gilead Sciences Inc	100,317	7,897,957
Henry Schein Inc*	11,194	740,931
Hologic Inc*	21,078	818,459
IDEXX Laboratories Inc*	6,219	1,164,383
Illumina Inc*	11,215	2,557,244
Incyte Corp*	15,801	1,345,613
Intuitive Surgical Inc*	8,592	3,664,058
Kraft Heinz Co/The	93,582	6,274,673
Mondelez International Inc	115,812	5,084,147
Monster Beverage Corp*	43,092	2,730,740
Mylan NV*	39,556	1,594,898
PayPal Holdings Inc*	92,364	7,334,625
Regeneron Pharmaceuticals Inc*	7,861	2,518,979
Shire PLC	5,599	716,672
Verisk Analytics Inc*	11,501	1,175,286
Vertex Pharmaceuticals Inc*	19,342	3,211,352
Total Consumer, Non-Cyclical		83,963,917

Industrial (0.84%)
CSX Corp	69,920	3,756,102
JB Hunt Transport Services Inc	8,228	975,594
Total Industrial		4,731,696

Technology (37.56%)
Computers (10.87%)
Apple Inc (c)	301,448	53,693,918
Check Point Software Technologies Ltd*	12,555	1,304,339
Cognizant Technology Solutions Corp	45,369	3,721,165
Seagate Technology PLC	20,861	1,113,977
Western Digital Corp	21,295	1,853,517
		61,686,916
Semiconductors (13.68%)
Analog Devices Inc	27,178	2,450,097
Applied Materials Inc	81,496	4,693,355
ASML Holding NV	5,121	1,000,592
Broadcom Ltd	33,939	8,364,606
Intel Corp	388,962	19,171,936
KLA-Tencor Corp	11,076	1,255,022
Lam Research Corp	12,527	2,403,430
Maxim Integrated Products Inc	21,335	1,300,155
Microchip Technology Inc	17,814	1,584,199
Micron Technology Inc*	85,579	4,177,111
NVIDIA Corp	50,413	12,199,946
QUALCOMM Inc	113,386	7,370,090
Skyworks Solutions Inc	14,114	1,541,955
Texas Instruments Inc	81,988	8,883,400
Xilinx Inc	17,344	1,235,760
		77,631,654
Software (13.01%)
Activision Blizzard Inc	56,743	4,149,616
Adobe Systems Inc*	37,901	7,926,236
Akamai Technologies Inc*	12,802	863,623
Autodesk Inc*	16,452	1,932,616
CA Inc	29,540	1,036,854
Cadence Design Systems Inc*	20,115	779,859

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2018

Security Description	Shares	Value (Note 1)
Cerner Corp*	24,884	$1,596,557
Citrix Systems Inc*	10,712	985,504
Electronic Arts Inc*	23,715	2,933,545
Fiserv Inc*	16,167	2,318,186
Intuit Inc	19,304	3,221,065
Microsoft Corp (c)	421,904	39,561,938
NetEase Inc	5,827	1,709,350
Paychex Inc	27,607	1,798,044
Synopsys Inc*	10,703	906,223
Take-Two Interactive Software Inc*	8,125	908,944
Workday Inc*	9,760	1,236,299
		73,864,459

Total Technology		213,183,029

Total Common Stock (Cost $322,357,781)		541,804,679

Security Description	Maturity Date	Shares	Value (Note 1)
United States Treasury Bills (3.66%)
TREASURY BILL 03/01/2018	03/01/2018	20,800,000	$20,800,000
United States Treasury Bills (Cost $20,800,000)			20,800,000

Total Investments (Cost $343,157,781) (a) (99.13%)			$562,604,679
Other Net Assets (0.87%)			4,932,765
Net Assets (100.00%)			$567,537,444

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $343,454,578.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$225,565,044
Unrealized depreciation	(6,414,943)
Net unrealized appreciation	$219,150,101

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2018:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
187 / MARCH 2018 / Long / CME	$25,364,225	$25,675,100	$310,875

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/2018

Security Description	Shares	Value (Note 1)
Common Stock (91.79%)

Basic Materials (2.60%)
Daqo New Energy Corp*	9,800	$481,572
Schnitzer Steel Industries Inc	22,000	748,000
Total Basic Materials		1,229,572

Communications (5.14%)
Alphabet Inc*	1,100	1,215,203
Palo Alto Networks Inc*	1,500	260,055
Sierra Wireless Inc*	60,000	957,000
Total Communications		2,432,258

Consumer, Cyclical (7.27%)
Herman Miller Inc	26,500	951,350
Interface Inc	20,000	484,000
Kandi Technologies Group Inc*	117,500	634,500
Tesla Inc*	4,000	1,372,240
Total Consumer, Cyclical		3,442,090

Consumer, Non-Cyclical (8.45%)
Exact Sciences Corp*	8,800	392,568
Gilead Sciences Inc	6,500	511,745
Hain Celestial Group Inc/The*	28,000	973,840
OraSure Technologies Inc*	17,500	302,050
SunOpta Inc*	66,000	458,700
United Natural Foods Inc*	32,000	1,365,440
Total Consumer, Non-Cyclical		4,004,343

Energy (25.36%)
Canadian Solar Inc*	118,700	1,863,590
First Solar Inc*	31,000	1,948,350
JinkoSolar Holding Co Ltd*	67,000	1,197,290
Pattern Energy Group Inc	115,600	2,146,692
Sunrun Inc*	125,000	836,250
TerraForm Power Inc	45,000	517,950
TPI Composites Inc*	37,000	733,340
Vestas Wind Systems A/S	115,000	2,766,325
Total Energy		12,009,787

Financial (7.00%)
Alexandria Real Estate Equities Inc	4,900	594,419
Hannon Armstrong Sustainable Infrastructure Capital Inc	58,500	1,029,600
Horizon Technology Finance Corp	44,000	456,280
Liberty Property Trust	15,000	588,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,000	646,410
Total Financial		3,315,609

Industrial (14.92%)
ABB Ltd	41,600	1,010,464
Advanced Energy Industries Inc*	13,200	875,424
AU Optronics Corp	63,000	277,200
Garmin Ltd	8,000	473,920
Ichor Holdings Ltd*	23,000	594,320
Itron Inc*	6,200	434,000
LG Display Co Ltd*	54,000	734,400
SunPower Corp*	83,000	588,470
Trex Co Inc*	8,700	899,580
Universal Display Corp	6,100	791,780
Waters Corp*	1,900	388,816
Total Industrial		7,068,374

Technology (18.72%)
Analog Devices Inc	7,700	694,155
Applied Materials Inc	36,500	2,102,035
Fortinet Inc*	4,500	227,114
Gemalto NV	12,500	374,689
International Business Machines Corp	10,500	1,636,215
Microchip Technology Inc	3,000	266,790
Omnicell Inc*	6,400	279,360
Skyworks Solutions Inc	17,500	1,911,875
STMicroelectronics NV	28,000	638,400
Veeco Instruments Inc*	40,600	736,890
Total Technology		8,867,523

Utilities (2.33%)
Consolidated Water Co Ltd	88,000	1,104,400
Total Utilities		1,104,400

Total Common Stock (Cost $37,709,778)		43,473,956

Limited Partnerships (2.77%)
8Point3 Energy Partners LP	108,000	1,312,200
Total Limited Partnerships (Cost $1,369,885)		1,312,200

Total Investments (Cost $39,079,663) (a) (94.56%)		$44,786,156
Other Net Assets (5.44%)		2,579,041
Net Assets (100.00%)		$47,365,197

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $39,108,660.

At February 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,792,068
Unrealized depreciation	(3,114,572)
Net unrealized appreciation	$5,677,496

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2018 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$68,572,264	$21,530,832	$5,324,699	$58,311,865
Market value of investments (Note 1)	70,560,624	21,128,422	5,271,147	58,311,865
Cash	141,384	227,782	40,402	322
Due from Advisor	—	—	491	—
Interest receivable	733,899	69,001	8,019	—
Receivable for fund shares sold	1,097	4,668	766	605,716
Prepaid expenses	9,238	6,775	5,871	8,043
Total assets	71,446,242	21,436,648	5,326,696	58,925,946

Liabilities
Payables and other liabilities
Fund shares repurchased	24,146	22,213	—	21,401
Investment Advisor	27,473	6,360	—	13,666
Distributions payable	28,549	527	45	286
12b-1 fees	—	926	324	353
Shareholder service fees	—	968	320	353
Administration fees	4,797	1,435	357	3,915
CCO fees	240	184	8	230
Custody fees	327	384	117	1,025
Fund accounting Fees	3,319	1,637	1,285	2,524
Printing fees	34	336	180	1,603
State registration fees	1,037	951	501	526
Transfer agent fees	2,281	1,822	380	2,126
Trustee fees	77	377	368	679
Expenses	1,542	110	30	290
Total liabilities	93,822	38,230	3,915	48,977

Net assets	$71,352,420	$21,398,418	$5,322,781	$58,876,969

Net assets at February 28, 2018 consist of
Paid-in capital	69,339,339	22,180,516	5,377,210	58,894,325
Undistributed net investment income	(6,600)	366	84	(15,104)
Accumulated net realized gain (loss)	31,317	(380,055)	(961)	(2,252)
Unrealized appreciation (depreciation) of investments	1,988,364	(402,409)	(53,552)	—
Total net assets	$71,352,420	$21,398,418	$5,322,781	$58,876,969

Net assets
Direct Shares	$71,352,420	$17,710,854	$4,114,010	$57,001,067
K Shares	$—	$3,687,564	$1,208,771	$1,875,902

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	6,324,699	1,776,028	409,860	57,003,570
K Shares (no par value, unlimited shares authorized)	—	368,752	122,379	1,874,199

Net asset value per share
Direct Shares	$11.28	$9.97	$10.04	$1.00
K Shares	$—	$10.00	$9.88	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2018 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$68,155,438	$79,284,174	$50,990,908	$111,533,598
Market value of investments (Note 1)	180,587,501	122,830,091	71,179,230	183,024,016
Cash	1,032,877	106,226	251,927	128,698
Cash held at broker	250,000	200,000	200,000	5,316,454
Dividend receivable	336,233	137,803	42,478	655,321
Receivable for fund shares sold	19,914	28,366	7,821	5,605
Reclaim Receivable	5,383	402	—	1,555
Prepaid expenses	14,084	13,283	8,758	29,964
Total assets	182,245,992	123,316,171	71,690,214	189,161,613

Liabilities
Written Options, at value (premiums received $—, —, —, 876,992)	—	—	—	958,461
Payables and other liabilities
Fund shares repurchased	577	1,816	15,460	31,209
Investment Advisor	34,751	38,452	27,836	72,945
12b-1 fees	1,968	1,326	2,039	1,294
Shareholder service fees	2,953	1,299	2,201	1,524
Administration fees	12,135	8,392	4,860	12,737
CCO fees	630	547	353	9
Custody fees	3,630	1,273	2,317	612
Fund accounting Fees	6,645	4,727	4,151	—
Printing fees	—	—	—	421
State registration fees	4,622	4,537	—	7,594
Transfer agent fees	7,481	7,042	4,241	20,007
Trustee fees	708	635	683	139
Variation margin payable	51,375	2,290	6,775	—
Expenses	14,757	14,766	16,805	2,077
Total liabilities	142,232	87,102	87,721	1,109,029

Net assets	$182,103,760	$123,229,069	$71,602,493	$188,052,584

Net assets at February 28, 2018 consist of
Paid-in capital	69,209,156	74,492,448	49,761,681	115,401,676
Undistributed net investment income	444,857	280,126	79,356	(252,489)
Accumulated net realized gain (loss)	67,886	4,907,109	1,571,393	1,494,448
Unrealized appreciation (depreciation) of investments	112,432,736	43,545,946	20,188,338	71,490,418
Unrealized appreciation (depreciation) of futures	(50,875)	3,440	1,725	—
Unrealized appreciation (depreciation) of options contracts	—	—	—	(81,469)
Total net assets	$182,103,760	$123,229,069	$71,602,493	$188,052,584

Net assets
Direct Shares	$172,301,396	$117,047,818	$62,638,248	$182,269,511
K Shares	$9,802,364	$6,181,251	$8,964,245	$5,783,073

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,288,651	4,465,151	2,825,113	7,579,533
K Shares (no par value, unlimited shares authorized)	187,315	239,063	414,541	243,792

Net asset value per share
Direct Shares	$52.39	$26.21	$22.17	$24.05
K Shares	$52.33	$25.86	$21.62	$23.72

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2018 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$7,470,438	$343,157,781	$39,079,663
Market value of investments (Note 1)	9,735,047	562,604,679	44,786,156
Cash	257,436	3,666,725	2,546,703
Cash held at broker	—	1,050,000	—
Dividend receivable	21,766	577,063	48,884
Receivable for fund shares sold	1,014	353,259	42,863
Reclaim Receivable	45,798	—	19,286
Prepaid expenses	6,184	101,326	19,214
Total assets	10,067,245	568,353,052	47,463,106

Liabilities
Payables and other liabilities
Fund shares repurchased	2,005	398,987	26,976
Investment Advisor	4,519	118,227	36,095
12b-1 fees	752	5,284	—
Shareholder service fees	976	5,767	—
Administration fees	711	37,079	3,151
CCO fees	89	414	307
Custody fees	193	8,513	896
Fund accounting Fees	1,366	16,544	7,400
Printing fees	2,388	—	—
State registration fees	456	8,148	16,709
Transfer agent fees	1,001	23,054	3,629
Trustee fees	354	831	2,746
Variation margin payable	—	189,805	—
Expenses	52	2,955	—
Total liabilities	14,862	815,608	97,909

Net assets	$10,052,383	$567,537,444	$47,365,197

Net assets at February 28, 2018 consist of
Paid-in capital	8,977,297	348,215,898	41,615,515
Undistributed net investment income	19,409	619,600	(64,396)
Accumulated net realized gain (loss)	(1,209,150)	(1,054,764)	107,581
Unrealized appreciation (depreciation) of investments	2,264,827	219,445,835	5,706,497
Unrealized appreciation (depreciation) of futures	—	310,875	—
Total net assets	$10,052,383	$567,537,444	$47,365,197

Net assets
Direct Shares	$6,182,390	$540,359,354	$47,365,197
K Shares	$3,869,993	$27,178,090	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	667,813	31,566,502	2,793,706
K Shares (no par value, unlimited shares authorized)	417,226	1,634,289	—

Net asset value per share
Direct Shares	$9.26	$17.12	$16.95
K Shares	$9.28	$16.63	$—

See accompanying notes to financial statements.

Statements of Operations February 28, 2018 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,017,979	$227,562	$31,725	$337,136
Total	1,017,979	227,562	31,725	337,136

Expenses
Management fees (Note 2)	181,255	52,958	13,101	146,977
Administration fees (Note 2)	31,759	9,229	2,295	25,749
Transfer agent fees	9,749	6,339	1,491	7,576
Accounting services	28,379	10,980	8,470	21,502
Custodian fees	2,670	1,079	316	2,639
Legal and audit fees	11,679	2,085	547	8,508
CCO fees (Note 2)	5,795	1,508	374	4,193
Trustees fees	2,259	2,330	2,320	2,352
Insurance	2,212	650	155	1,806
Printing	2,203	1,327	473	3,795
Registration and dues	1,116	3,441	1,136	2,285
12b-1 fees Class K (Note 2)	—	4,572	1,451	661
Shareholder service fees Class K (Note 2)	—	4,572	1,451	661
Total expenses	279,076	101,070	33,580	228,704
Less reimbursement from manager (Note 2)	—	(12,052)	(14,845)	(112,986)
Net expenses	279,076	89,018	18,735	115,718
Net investment income	738,903	138,544	12,990	221,418

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	31,438	(3,783)	(32)	44
Change in unrealized appreciation (depreciation) of investments	(2,084,966)	(724,203)	(53,721)	—
Net realized and unrealized gain (loss) on investments	(2,053,528)	(727,986)	(53,753)	44
Net increase (decrease) in net assets resulting from operations	$(1,314,625)	$(589,442)	$(40,763)	$221,462

See accompanying notes to financial statements.

Statements of Operations February 28, 2018 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$3,128	$1,196	$638	$174,983
Dividend income (net of foreign tax withheld: $(2,550), 401, 139, 363 respectively)	1,621,751	1,015,018	500,852	1,993,090
Total	1,624,879	1,016,214	501,490	2,168,073

Expenses
Management fees (Note 2)	215,693	247,825	173,427	470,863
Administration fees (Note 2)	75,571	54,271	30,550	82,494
Transfer agent fees	23,947	19,648	9,479	61,281
Accounting services	47,855	36,315	23,994	32,490
Custodian fees	7,298	5,407	7,801	7,438
Legal and audit fees	24,729	18,003	10,085	28,080
CCO fees (Note 2)	12,374	8,871	5,002	13,919
Trustees fees	2,369	2,364	2,372	2,286
Insurance	4,744	3,604	7,053	5,340
Printing	6,430	5,167	2,881	8,204
Registration and dues	6,667	7,126	5,411	11,111
12b-1 fees Class K (Note 2)	11,088	7,484	10,994	7,076
Shareholder service fees Class K (Note 2)	11,088	7,484	10,994	7,076
Licensing fee	14,585	14,554	15,149	—
Total expenses	464,438	438,123	315,192	737,658
Less reimbursement from manager (Note 2)	(88,195)	(43,839)	(23,398)	—
Net expenses	376,243	394,284	291,794	737,658
Net investment income	1,248,636	621,930	209,696	1,430,415

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	548,703	2,995,800	722,552	796,169
Net realized gain (loss) from futures contracts	(426,469)	55,209	48,556	—
Net realized gain (loss) from written options contracts	—	—	—	(479,202)
Change in unrealized appreciation (depreciation) of investments	16,591,563	6,126,239	5,005,260	13,565,619
Change in unrealized appreciation (depreciation) of futures	(52,603)	7,050	(3,660)	—
Change in unrealized appreciation (depreciation) of written options contracts	—	—	—	(38,502)
Net realized and unrealized gain (loss) on investments	16,661,194	9,184,298	5,772,708	13,844,084
Net increase (decrease) in net assets resulting from operations	$17,909,830	$9,806,228	$5,982,404	$15,274,499

See accompanying notes to financial statements.

Statements of Operations February 28, 2018 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$153	$26,640	$—
Dividend income (net of foreign tax withheld: $1,641, (270), 871 respectively)	94,097	2,670,147	307,684
Total	94,250	2,696,787	307,684

Expenses
Management fees (Note 2)	46,516	1,262,551	219,218
Administration fees (Note 2)	4,794	221,163	19,200
Transfer agent fees	3,379	81,956	6,547
Accounting services	8,983	124,472	22,158
Custodian fees	594	19,362	2,005
Legal and audit fees	1,094	71,861	5,024
CCO fees (Note 2)	781	36,254	3,153
Trustees fees	2,307	2,386	4,285
Insurance	312	13,592	1,166
Printing	3,286	27,380	3,839
Registration and dues	1,574	14,486	10,909
12b-1 fees Class K (Note 2)	4,864	30,093	—
Shareholder service fees Class K (Note 2)	4,864	30,093	—
Licensing fee	—	44,718	—
Total expenses	83,348	1,980,367	297,504
Less reimbursement from manager (Note 2)	(18,140)	(645,364)	—
Net expenses	65,208	1,335,003	297,504
Net investment income	29,042	1,361,784	10,180

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	258,665	(369,491)	136,636
Net realized gain (loss) from futures contracts	—	1,084,679	—
Change in unrealized appreciation (depreciation) of investments	(294,200)	63,219,203	(117,179)
Change in unrealized appreciation (depreciation) of futures	—	38,135	—
Net realized and unrealized gain (loss) on investments	(35,535)	63,972,526	19,457
Net increase (decrease) in net assets resulting from operations	$(6,493)	$65,334,310	$29,637

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$738,903	$1,713,710
Net realized gain (loss) on investments	31,438	352,979
Change in unrealized appreciation (depreciation) of investments	(2,084,966)	(1,990,269)
Net increase (decrease) in net assets resulting from operations	(1,314,625)	76,420

Distributions to shareholders
Distributions from net investment income
Direct shares	(769,559)	(1,808,992)
Distributions from realized capital gains on investments
Direct shares	(234,947)	(382,825)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,638,428)	(6,997,015)
Total increase (decrease)	(3,957,559)	(9,112,412)

Net assets
Beginning of year	75,309,979	84,422,391
End of year	$71,352,420	$75,309,979
Including undistributed net investment income (loss) of:	$(6,600)	$24,057

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$138,544	$287,202	$12,990	$15,015	$221,418	$16,585
Net realized gain (loss) on investments	(3,783)	81,875	(32)	5,076	44	(142)
Change in unrealized appreciation (depreciation) of investments	(724,203)	(683,656)	(53,721)	(16,031)	—	—
Net increase (decrease) in net assets resulting from operations	(589,442)	(314,579)	(40,763)	4,060	221,462	16,443

Distributions to shareholders
Distributions from net investment income
Direct shares	(124,543)	(302,567)	(12,290)	(21,097)	(229,650)	(15,937)
K shares	(16,891)	(49,399)	(616)	—	(6,872)	(648)
Distributions from realized capital gains on investments
Direct shares	—	—	—	(1,853)	—	—
K shares	—	—	—	(559)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	114,335	(1,784,419)	52,513	(134,749)	(379,463)	(15,680,633)
Total increase (decrease)	(616,541)	(2,450,964)	(1,156)	(154,198)	(394,523)	(15,680,775)

Net assets
Beginning of year	22,014,959	24,465,923	5,323,937	5,478,135	59,271,492	74,952,267
End of year	$21,398,418	$22,014,959	$5,322,781	$5,323,937	$58,876,969	$59,271,492
Including undistributed net investment income (loss) of:	$366	$3,255	$84	$—	$(15,104)	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$1,248,636	$2,633,977	$621,930	$1,081,356	$209,696	$346,448
Net realized gain (loss) on investments	548,703	2,529,596	2,995,800	32,665,110	722,552	7,422,479
Net realized gain (loss) on futures contracts	(426,469)	573,358	55,209	168,186	48,556	289,816
Change in unrealized appreciation (depreciation) of investments	16,591,563	17,170,998	6,126,239	(19,108,681)	5,005,260	(868,135)
Change in unrealized appreciation (depreciation) of futures contracts and options contracts	(52,603)	(55,572)	7,050	(12,500)	(3,660)	(56,445)
Net increase (decrease) in net assets resulting from operations	17,909,830	22,852,357	9,806,228	14,793,471	5,982,404	7,134,163

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,310,233)	(2,679,933)	(415,192)	(974,984)	(159,820)	(288,023)
K shares	(56,436)	(120,597)	(11,263)	(21,874)	(8,872)	(20,073)
Distributions from realized capital gains on investments
Direct shares	(2,439,715)	(1,405,105)	(7,026,422)	(16,224,622)	(5,770,141)	(2,153,007)
K shares	(131,049)	(83,044)	(362,108)	(762,705)	(847,867)	(414,019)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	4,603,608	1,637,352	2,646,979	(19,675,674)	8,165,892	3,352,060
Total increase (decrease)	18,576,005	20,201,030	4,638,222	(22,866,388)	7,361,596	7,611,101

Net assets
Beginning of year	163,527,755	143,326,725	118,590,847	141,457,235	64,240,897	56,629,796
End of year	$182,103,760	$163,527,755	$123,229,069	$118,590,847	$71,602,493	$64,240,897
Including undistributed net investment income (loss) of:	$444,857	$562,889	$280,126	$84,651	$79,356	$38,352

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$1,430,415	$3,115,345	$29,042	$219,667	$1,361,784	$2,755,475
Net realized gain (loss) on investments	796,169	23,987,840	258,665	(11,949)	(369,491)	2,754,936
Net realized gain (loss) on written option contracts	(479,202)	—	—	—	—	—
Net realized gain (loss) on futures contracts	—	1,247,729	—	—	1,084,679	2,575,557
Change in unrealized appreciation (depreciation) of investments	13,565,619	(12,351,960)	(294,200)	1,574,307	63,219,203	80,035,902
Change in unrealized appreciation (depreciation) of written options contracts	(38,502)	(12,921)	—	—	—	—
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	38,135	278,250
Net increase (decrease) in net assets resulting from operations	15,274,499	15,986,033	(6,493)	1,782,025	65,334,310	88,400,120

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,634,863)	(4,087,941)	(20,977)	(156,651)	(1,424,908)	(2,517,873)
K shares	(48,041)	(116,743)	(5,390)	(88,825)	(34,124)	(56,420)
Distributions from realized capital gains on investments
Direct shares	(19,604,495)	(22,403,863)	—	—	(4,963,602)	—
K shares	(607,991)	(777,863)	—	—	(257,353)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	12,375,504	12,483,879	(1,038,851)	533,577	26,435,116	83,000,116
Total increase (decrease)	5,754,613	1,083,502	(1,071,711)	2,070,126	85,089,439	168,825,943

Net assets
Beginning of year	182,297,971	181,214,469	11,124,094	9,053,968	482,448,005	313,622,062
End of year	$188,052,584	$182,297,971	$10,052,383	$11,124,094	$567,537,444	$482,448,005
Including undistributed net investment income (loss) of:	$(252,489)	$—	$19,409	$16,735	$619,600	$716,848

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations
Net investment income (loss)	$10,180	$48,526
Net realized gain (loss) on investments	136,636	1,462,719
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	(117,179)	4,690,984
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—
Net increase (decrease) in net assets resulting from operations	29,637	6,202,229

Distributions to shareholders
Distributions from net investment income
Direct shares	(123,102)	—
Distributions from realized capital gains on investments
Direct shares	(1,115,328)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	8,317,925	(2,825,691)
Total increase (decrease)	7,109,132	3,376,538

Net assets
Beginning of year	40,256,065	36,879,527
End of year	$47,365,197	$40,256,065
Including undistributed net investment income (loss) of:	$(64,396)	$48,526

California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	154,986	$1,775,314	202,253	$2,334,099
Shares issued in reinvestment of distributions	67,840	774,891	144,853	1,666,434
Shares repurchased	(364,124)	(4,188,633)	(955,354)	(10,997,548)
Net increase (decrease)	(141,298)	$(1,638,428)	(608,248)	$(6,997,015)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	252,686	$2,557,984	348,976	$3,588,611	27,391	$278,503	71,933	$742,650
Shares issued in reinvestment of distributions	11,960	121,126	28,418	293,695	1,663	16,891	4,759	49,396
Shares repurchased	(263,329)	(2,680,348)	(463,786)	(4,786,084)	(17,685)	(179,821)	(162,184)	(1,672,687)
Net increase (decrease)	1,317	$(1,238)	(86,392)	$(903,778)	11,369	$115,573	(85,492)	$(880,641)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	23,192	$233,704	142,377	$1,442,520	27,311	$270,392	44,496	$443,738
Shares issued in reinvestment of distributions	1,193	12,021	2,226	22,559	62	616	56	559
Shares repurchased	(25,018)	(252,347)	(141,705)	(1,436,452)	(21,395)	(211,873)	(60,916)	(607,673)
Net increase (decrease)	(633)	$(6,622)	2,898	$28,627	5,978	$59,135	(16,364)	$(163,376)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$12,110,819	$37,959,149	$397,498	$1,042,695
Shares issued in reinvestment of distributions	226,270	—	6,805	—
Shares repurchased	(12,470,676)	(53,292,289)	(650,179)	(1,390,188)
Net increase (decrease)	$(133,587)	$(15,333,140)	$(245,876)	$(347,493)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	180,628	$9,335,699	306,140	$13,842,418	22,475	$1,173,961	25,622	$1,169,325
Shares issued in reinvestment of distributions	65,775	3,336,265	83,938	3,693,632	3,695	187,172	4,636	202,899
Shares repurchased	(170,193)	(8,660,547)	(335,596)	(15,410,243)	(15,179)	(768,942)	(40,062)	(1,860,679)
Net increase (decrease)	76,210	$4,011,417	54,482	$2,125,807	10,991	$592,191	(9,804)	$(488,455)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	248,607	$6,724,338	247,572	$6,346,730	23,523	$618,598	36,508	$927,951
Shares issued in reinvestment of distributions	262,402	7,003,408	675,333	16,377,277	14,172	373,020	32,692	782,176
Shares repurchased	(440,288)	(11,743,339)	(1,638,220)	(42,902,808)	(12,564)	(329,046)	(47,718)	(1,207,000)
Net increase (decrease)	70,721	$1,984,407	(715,315)	$(20,178,801)	25,131	$662,572	21,482	$503,127

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	337,013	$7,805,778	594,778	$13,067,620	20,009	$450,143	63,933	$1,384,307
Shares issued in reinvestment of distributions	252,293	5,734,904	112,142	2,416,292	38,645	856,739	20,638	434,093
Shares repurchased	(274,975)	(6,282,044)	(465,026)	(10,421,806)	(17,765)	(399,628)	(164,134)	(3,528,446)
Net increase (decrease)	314,331	$7,258,638	241,894	$5,062,106	40,889	$907,254	(79,563)	$(1,710,046)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	97,281	$2,427,538	209,300	$5,292,641	9,309	$228,866	27,361	$685,712
Shares issued in reinvestment of distributions	869,508	20,747,763	1,060,142	25,761,019	27,836	656,032	37,189	894,256
Shares repurchased	(463,668)	(11,431,806)	(730,108)	(18,433,445)	(10,275)	(252,889)	(69,241)	(1,716,304)
Net increase (decrease)	503,121	$11,743,495	539,334	$12,620,215	26,870	$632,009	(4,691)	$(136,336)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	105,182	$1,013,391	269,444	$2,409,418	26,227	$252,770	89,356	$768,515
Shares issued in reinvestment of distributions	2,171	20,718	17,810	155,111	562	5,390	10,122	88,825
Shares repurchased	(229,430)	(2,167,079)	(182,236)	(1,592,477)	(17,162)	(164,041)	(143,871)	(1,295,815)
Net increase (decrease)	(122,077)	$(1,132,970)	105,018	$972,052	9,627	$94,119	(44,393)	$(438,475)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,218,808	$101,237,961	13,571,755	$183,527,262	283,488	$4,499,572	632,252	$8,488,307
Shares issued in reinvestment of distributions	384,499	6,107,622	179,939	2,406,985	18,873	291,477	4,395	56,420
Shares repurchased	(5,213,179)	(82,882,228)	(7,914,640)	(105,704,466)	(180,489)	(2,819,288)	(423,616)	(5,774,392)
Net increase (decrease)	1,390,128	$24,463,355	5,837,054	$80,229,781	121,872	$1,971,761	213,031	$2,770,335

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	605,466	$10,704,034	855,278	$13,291,058
Shares issued in reinvestment of distributions	68,362	1,209,178	—	—
Shares repurchased	(203,794)	(3,595,287)	(1,070,212)	(16,116,749)
Net increase (decrease)	470,034	$8,317,925	(214,934)	$(2,825,691)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$11.65	$11.93	$11.69	$11.81	$11.27	$11.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.12	0.25	0.29	0.28	0.33	0.38
Net gain (loss) on securities (both realized and unrealized)	(0.33)	(0.20)	0.24	(0.07)	0.54	(0.62)
Total from investment operations	(0.21)	0.05	0.53	0.21	0.87	(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.27)	(0.29)	(0.28)	(0.33)	(0.38)
Distributions from capital gains	(0.04)	(0.06)	—	(0.05)	—	—
Total distributions	(0.16)	(0.33)	(0.29)	(0.33)	(0.33)	(0.38)
Net asset value, end of year	$11.28	$11.65	$11.93	$11.69	$11.81	$11.27

Total return	(1.83)%	0.43%	4.60%	1.78%	7.80%	(2.12)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$71,352	$75,310	$84,422	$89,213	$97,111	$100,233
Ratio of expenses to average net assets	0.38%	0.69%	0.69%	0.71%	0.73%	0.71%
Ratio of net investment income (loss) to average net assets	1.01%	2.20%	2.47%	2.41%	2.88%	3.29%
Portfolio turnover	5%	7%	19%	12%	10%	11%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.32	$10.61	$10.42	$10.40	$10.38	$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.07	0.14	0.14	0.14	0.19	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.35)	(0.26)	0.20	0.02	0.02	(0.56)
Total from investment operations	(0.28)	(0.12)	0.34	0.16	0.21	(0.37)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.17)	(0.15)	(0.14)	(0.19)	(0.18)
Total distributions	(0.07)	(0.17)	(0.15)	(0.14)	(0.19)	(0.18)
Net asset value, end of year	$9.97	$10.32	$10.61	$10.42	$10.40	$10.38

Total return	(2.71)%	(1.14)%	3.25%	1.58%	2.03%	(3.38)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$17,711	$18,316	$19,754	$19,855	$22,746	$22,968
Ratio of expenses to average net assets:
Before expense reimbursements	0.43%	0.81%	0.82%	0.83%	0.86%	0.86%
After expense reimbursements	0.37%	0.74%	0.74%	0.74%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.61%	1.27%	1.25%	1.29%	1.68%	1.62%
After expense reimbursements	0.66%	1.34%	1.33%	1.38%	1.82%	1.76%
Portfolio turnover	0%	10%	18%	18%	32%	6%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.35	$10.64	$10.43	$10.41	$10.40	$10.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.09	0.09	0.09	0.14	0.13
Net gain (loss) on securities (both realized and unrealized)	(0.34)	(0.27)	0.20	0.03	0.01	(0.55)
Total from investment operations	(0.30)	(0.18)	0.29	0.12	0.15	(0.42)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.11)	(0.08)	(0.10)	(0.14)	(0.14)
Total distributions	(0.05)	(0.11)	(0.08)	(0.10)	(0.14)	(0.14)
Net asset value, end of year	$10.00	$10.35	$10.64	$10.43	$10.41	$10.40

Total return	(2.94)%	(1.67)%	2.77%	1.13%	1.48%	(3.88)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$13,688	$3,699	$4,712	$5,349	$6,085	$7,103
Ratio of expenses to average net assets:
Before expense reimbursements	0.68%	1.31%	1.32%	1.33%	1.36%	1.36%
After expense reimbursements	0.37%	1.24%	1.24%	1.24%	1.22%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.36%	0.77%	0.75%	0.77%	1.18%	1.12%
After expense reimbursements	0.42%	0.84%	0.84%	0.88%	1.32%	1.24%
Portfolio turnover	0%	10%	18%	18%	32%	6%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$10.14	$10.18	$10.16	$10.17		$10.17	$10.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.03	0.05	0.02	0.00		(0.01)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(0.10)	(0.05)	0.02	(0.01)		0.01	(0.04)
Total from investment operations	(0.07)	—	0.04	(0.01)		—	(0.05)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.02)	—		—	—
Distributions from capital gains	—	—	—	(0.00	)(b)	—	(0.01)
Total distributions	(0.03)	(0.04)	(0.02)	(0.00)		—	(0.01)
Net asset value, end of year	$10.04	$10.14	$10.18	$10.16		$10.17	$10.17

Total return	(0.69)%	0.09%	0.38%	(0.07)%		0.00%	(0.43)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,114	$4,162	$4,148	$5,223		$5,789	$6,819
Ratio of expenses to average net assets:
Before expense reimbursements	0.58%	0.97%	0.95%	0.97%		1.06%	1.07%
After expense reimbursements	0.29%	0.59%	0.59%	0.59%		0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.02%	0.08%	(0.12)%	(0.36)%		(0.60)%	(0.53)%
After expense reimbursements	0.30%	0.46%	0.24%	0.02%		(0.13)%	(0.05)%
Portfolio turnover	0%	27%	47%	33%		28%	50%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$9.98	$10.02		$10.03	$10.10		$10.15	$10.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—	(0.01)		(0.03)	(0.05)		(0.06)	(0.06)
Net gain (loss) on securities (both realized and unrealized)	(0.09)	(0.03)		0.02	(0.02)		0.01	(0.03)
Total from investment operations	(0.09)	(0.04)		(0.01)	(0.07)		(0.05)	(0.09)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	—		—	—		—	—
Distributions from capital gains	—	(0.00	)(b)	—	(0.00	)(b)	—	(0.01)
Total distributions	(0.01)	(0.00	)(b)	—	(0.00	)(b)	—	(0.01)
Net asset value, end of year	$9.88	$9.98		$10.02	$10.03		$10.10	$10.15

Total return	(0.95)%	(0.35)%		(0.10)%	(0.66)%		(0.49)%	(0.85)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,209	$1,162		$1,330	$1,503		$1,896	$1,898
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	1.47%		1.45%	1.47%		1.56%	1.57%
After expense reimbursements	0.29%	1.09%		1.09%	1.09%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.23)%	(0.44)%		(0.61)%	(0.86)%		(1.10)%	(1.04)%
After expense reimbursements	0.05%	(0.06)%		(0.26)%	(0.48)%		(0.63)%	(0.56)%
Portfolio turnover	0%	27%		47%	33%		28%	50%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		0.000	(b)	—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—		—
Total from investment operations	—		0.00		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.000	)(b)	—		—		—		—
Distributions from capital gains	—		—		—		—		—		—
Total distributions	—		(0.000	)(b)	—		—		—		—
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.37%		0.03%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$57,001		$57,149		$72,482		$86,224		$105,897		$69,479
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%		0.72%		0.71%		0.70%		0.73%		0.76%
After expense reimbursements	0.19	%(c)	0.52	%(c)	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.19%		(0.17)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%
After expense reimbursements	0.38	%(c)	0.03	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%

K Shares	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		0.001		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—		—
Total from investment operations	—		0.001		—		—		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.001)		—		—		—		—
Distributions from capital gains	—		—		—		—		—		—
Total distributions	—		(0.001)		—		—		—		—
Net asset value, end of year	1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.29%		0.03%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,876		$2,122		$2,470		$2,651		$3,013		$3,150
Ratio of expenses to average net assets:
Before expense reimbursements	0.45%		1.22%		0.71%		0.70%		0.73%		0.76%
After expense reimbursements	0.19	%(c)	0.52	%(c)	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.12%		(0.67)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%
After expense reimbursements	0.30	%(c)	0.03	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$48.26	$42.86	$39.88	$40.61	$33.59	$28.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.36	0.78	0.76	0.72	0.62	0.57
Net gain (loss) on securities (both realized and unrealized)	4.94	5.89	3.99	(0.58)	7.57	4.71
Total from investment operations	5.30	6.67	4.75	0.14	8.19	5.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.83)	(0.78)	(0.70)	(0.60)	(0.47)
Distributions from capital gains	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)	—
Total distributions	(1.17)	(1.27)	(1.77)	(0.87)	(1.17)	(0.47)
Net asset value, end of year	$52.39	$48.26	$42.86	$39.88	$40.61	$33.59

Total return	11.07%	15.89%	12.21%	0.29%	24.75%	18.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$172,301	$155,022	$135,346	$123,138	$123,654	$101,124
Ratio of expenses to average net assets:
Before expense reimbursements	0.25%	0.48%	0.47%	0.47%	0.50%	0.52%
After expense reimbursements	0.20%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.65%	1.61%	1.77%	1.63%	1.52%	1.65%
After expense reimbursements	0.70%	1.73%	1.88%	1.74%	1.66%	1.81%
Portfolio turnover	0%	5%	1%	3%	1%	3%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$48.24	$42.88	$39.87	$40.50	$33.63	$28.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.23	0.55	0.56	0.51	0.43	0.41
Net gain (loss) on securities (both realized and unrealized)	4.94	5.89	3.99	(0.57)	7.55	4.74
Total from investment operations	5.17	6.44	4.55	(0.06)	7.98	5.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.64)	(0.55)	(0.40)	(0.54)	(0.35)
Distributions from capital gains	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)	—
Total distributions	(1.08)	(1.08)	(1.54)	(0.57)	(1.11)	(0.35)
Net asset value, end of year	$52.33	$48.24	$42.88	$39.87	$40.50	$33.63

Total return	10.81%	15.31%	11.65%	(0.19)%	24.08%	17.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,802	$8,506	$7,981	$8,063	$11,236	$10,093
Ratio of expenses to average net assets:
Before expense reimbursements	0.50%	0.98%	0.97%	0.97%	1.00%	1.02%
After expense reimbursements	0.20%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.40%	1.11%	1.26%	1.13%	1.01%	1.15%
After expense reimbursements	0.45%	1.23%	1.37%	1.24%	1.15%	1.31%
Portfolio turnover	0%	5%	1%	3%	1%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Midcap Index Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$25.75	$26.69	$28.41	$30.95	$26.54	$23.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.10	0.23	0.26	0.25	0.24	0.30
Net gain (loss) on securities (both realized and unrealized)	2.07	2.95	2.73	(0.36)	5.61	4.81
Total from investment operations	2.17	3.18	2.99	(0.11)	5.85	5.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.21)	(0.24)	(0.28)	(0.24)	(0.27)
Distributions from capital gains	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)
Total distributions	(1.71)	(4.12)	(4.71)	(2.43)	(1.44)	(1.68)
Net asset value, end of year	$26.21	$25.75	$26.69	$28.41	$30.95	$26.54

Total return	8.35%	13.01%	11.86%	(0.45)%	22.63%	23.39%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$117,048	$113,149	$136,371	$140,361	$169,020	$143,699
Ratio of expenses to average net assets:
Before expense reimbursements	0.34%	0.64%	0.62%	0.62%	0.63%	0.64%
After expense reimbursements	0.30%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.32%	0.83%	0.98%	0.81%	0.76%	1.04%
After expense reimbursements	0.36%	0.89%	1.02%	0.85%	0.81%	1.10%
Portfolio turnover	5%	34%	11%	15%	10%	8%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$25.44	$26.43	$28.18	$30.69	$26.38	$23.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.03	0.10	0.13	0.10	0.09	0.18
Net gain (loss) on securities (both realized and unrealized)	2.06	2.92	2.71	(0.35)	5.58	4.77
Total from investment operations	2.09	3.02	2.84	(0.25)	5.67	4.95
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.10)	(0.12)	(0.11)	(0.16)	(0.16)
Distributions from capital gains	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)
Total distributions	(1.67)	(4.01)	(4.59)	(2.26)	(1.36)	(1.57)
Net asset value, end of year	$25.86	$25.44	$26.43	$28.18	$30.69	$26.38

Total return	8.12%	12.45%	11.31%	(0.93)%	22.01%	22.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,181	$5,442	$5,086	$5,244	$7,355	$7,587
Ratio of expenses to average net assets:
Before expense reimbursements	0.59%	1.14%	1.12%	1.12%	1.13%	1.14%
After expense reimbursements	0.30%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.08%	0.33%	0.48%	0.31%	0.26%	0.54%
After expense reimbursements	0.11%	0.39%	0.51%	0.35%	0.31%	0.61%
Portfolio turnover	5%	34%	11%	15%	10%	8%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$22.33	$20.87	$20.60	$21.55	$19.62	$15.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.06	0.13	0.12	0.14	0.10	0.14
Net gain (loss) on securities (both realized and unrealized)	2.13	2.36	2.29	0.58	3.26	3.94
Total from investment operations	2.19	2.49	2.41	0.72	3.36	4.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.12)	(0.14)	(0.13)	(0.09)	(0.14)
Distributions from capital gains	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)
Total distributions	(2.35)	(1.03)	(2.14)	(1.67)	(1.43)	(0.17)
Net asset value, end of year	$22.17	$22.33	$20.87	$20.60	$21.55	$19.62

Total return	9.56%	12.12%	12.48%	3.50%	17.28%	26.14%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$62,638	$56,076	$47,351	$40,823	$41,651	$34,838
Ratio of expenses to average net assets:
Before expense reimbursements	0.42%	0.81%	0.77%	0.78%	0.82%	0.89%
After expense reimbursements	0.38%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.21%	0.54%	0.56%	0.62%	0.38%	0.57%
After expense reimbursements	0.25%	0.60%	0.60%	0.66%	0.46%	0.72%
Portfolio turnover	5%	31%	12%	12%	13%	15%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$21.85	$20.47	$20.24	$21.19	$19.36	$15.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—	0.02	0.02	0.03	(0.01)	0.06
Net gain (loss) on securities (both realized and unrealized)	2.08	2.31	2.25	0.58	3.21	3.87
Total from investment operations	2.08	2.33	2.27	0.61	3.20	3.93
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.04)	(0.04)	(0.02)	(0.03)	(0.06)
Distributions from capital gains	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)
Total distributions	(2.31)	(0.95)	(2.04)	(1.56)	(1.37)	(0.09)
Net asset value, end of year	$21.62	$21.85	$20.47	$20.24	$21.19	$19.36

Total return	9.27%	11.59%	11.89%	3.03%	16.64%	25.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,964	$8,165	$9,279	$9,821	$11,448	$11,402
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%	1.30%	1.28%	1.28%	1.32%	1.39%
After expense reimbursements	0.38%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.03)%	0.04%	0.06%	0.12%	(0.13)%	0.10%
After expense reimbursements	0.00%	0.10%	0.10%	0.16%	(0.04)%	0.25%
Portfolio turnover	5%	31%	12%	12%	13%	15%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$25.00	$26.82	$25.26	$25.98	$21.58	$18.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.19	0.43	0.48	0.48	0.38	0.37
Net gain (loss) on securities (both realized and unrealized)	1.88	1.81	1.94	(0.74)	4.42	3.37
Total from investment operations	2.07	2.24	2.42	(0.26)	4.80	3.74
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.59)	(0.50)	(0.46)	(0.40)	(0.29)
Distributions from capital gains	(2.79)	(3.47)	(0.36)	—	—	—
Total distributions	(3.02)	(4.06)	(0.86)	(0.46)	(0.40)	(0.29)
Net asset value, end of year	$24.05	$25.00	$26.82	$25.26	$25.98	$21.58

Total return	8.47%	9.10%	9.83%	(1.07)%	22.45%	20.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$182,270	$176,929	$175,317	$180,408	$196,820	$157,350
Ratio of expenses to average net assets:	0.38%	0.75%	0.78%	0.76%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets	0.76%	1.71%	1.90%	1.80%	1.58%	1.83%
Portfolio turnover	2%	9%	20%	3%	3%	5%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$24.75	$26.61	$25.09	$25.76	$21.40	$18.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.13	0.30	0.35	0.34	0.25	0.27
Net gain (loss) on securities (both realized and unrealized)	1.85	1.79	1.93	(0.73)	4.39	3.34
Total from investment operations	1.98	2.09	2.28	(0.39)	4.64	3.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.48)	(0.40)	(0.28)	(0.28)	(0.21)
Distributions from capital gains	(2.79)	(3.47)	(0.36)	—	—	—
Total distributions	(3.01)	(3.95)	(0.76)	(0.28)	(0.28)	(0.21)
Net asset value, end of year	$23.72	$24.75	$26.61	$25.09	$25.76	$21.40

Total return	8.17%	8.57%	9.30%	(1.56)%	21.81%	20.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,783	$5,369	$5,897	$5,789	$7,413	$7,924
Ratio of expenses to average net assets:	0.63%	1.25%	1.28%	1.26%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	0.52%	1.22%	1.40%	1.30%	1.08%	1.33%
Portfolio turnover	2%	9%	20%	3%	3%	5%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$9.28	$7.95	$8.47	$9.64	$8.37	$7.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.03	0.20	0.23	0.22	0.20	0.23
Net gain (loss) on securities (both realized and unrealized)	(0.02)	1.35	(0.53)	(1.17)	1.30	0.94
Total from investment operations	0.01	1.55	(0.30)	(0.95)	1.50	1.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.22)	(0.22)	(0.22)	(0.23)	(0.20)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.03)	(0.22)	(0.22)	(0.22)	(0.23)	(0.20)
Net asset value, end of year	$9.26	$9.28	$7.95	$8.47	$9.64	$8.37

Total return	(0.07)%	19.68%	(3.49)%	(9.91)%	17.92%	15.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,182	$7,330	$5,445	$5,906	$8,452	$7,306
Ratio of expenses to average net assets:
Before expense reimbursements	0.67%	1.41%	1.30%	1.26%	1.29%	1.38%
After expense reimbursements	0.50%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.18%	1.96%	2.58%	2.17%	1.81%	2.46%
After expense reimbursements	0.35%	2.37%	2.88%	2.43%	2.10%	2.84%
Portfolio turnover	15%	0%	0%	0%	15%	3%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$9.31	$7.98	$8.50	$9.68	$8.38	$7.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.01	0.16	0.19	0.18	0.14	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.03)	1.36	(0.53)	(1.17)	1.30	0.95
Total from investment operations	(0.02)	1.52	(0.34)	(0.99)	1.44	1.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	(0.19)	(0.18)	(0.19)	(0.14)	(0.17)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.01)	(0.19)	(0.18)	(0.19)	(0.14)	(0.17)
Net asset value, end of year	$9.28	$9.31	$7.98	$8.50	$9.68	$8.38

Total return	(0.18)%	19.19%	(3.99)%	(10.34)%	17.19%	15.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,870	$3,794	$3,609	$4,254	$5,535	$5,795
Ratio of expenses to average net assets:
Before expense reimbursements	0.92%	1.90%	1.80%	1.76%	1.79%	1.88%
After expense reimbursements	0.50%	1.50%	1.50%	1.50%	1.49%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.05)%	1.51%	2.09%	1.70%	1.22%	1.92%
After expense reimbursements	0.11%	1.92%	2.39%	1.96%	1.51%	2.31%
Portfolio turnover	15%	0%	0%	0%	15%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$15.24	$12.25	$11.00	$10.47	$7.92	$7.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.10	0.09	0.11	0.11	0.08
Net gain (loss) on securities (both realized and unrealized)	2.06	2.98	1.27	0.49	2.55	0.86
Total from investment operations	2.10	3.08	1.36	0.60	2.66	0.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.09)	(0.11)	(0.07)	(0.11)	(0.06)
Distributions from capital gains	(0.17)	—	—	—	—	—
Total distributions	(0.22)	(0.09)	(0.11)	(0.07)	(0.11)	(0.06)
Net asset value, end of year	$17.12	$15.24	$12.25	$11.00	$10.47	$7.92

Total return	13.86%	25.29%	12.46%	5.78%	33.77%	13.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$540,359	$460,021	$298,123	$231,322	$106,475	$54,259
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%	0.73%	0.74%	0.75%	0.79%	0.83%
After expense reimbursements	0.24%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.15%	0.50%	0.57%	0.72%	0.95%	0.73%
After expense reimbursements	0.27%	0.74%	0.82%	0.98%	1.25%	1.08%
Portfolio turnover	1%	4%	7%	9%	3%	13%

K Shares	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year	$14.83	$11.93	$10.69	$10.18	$7.71	$6.85
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	—	0.03	0.03	0.05	0.06	0.04
Net gain (loss) on securities (both realized and unrealized)	1.99	2.91	1.24	0.48	2.48	0.84
Total from investment operations	1.99	2.94	1.27	0.53	2.54	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.04)	(0.03)	(0.02)	(0.07)	(0.02)
Distributions from capital gains	(0.17)	—	—	—	—	—
Total distributions	(0.19)	(0.04)	(0.03)	(0.02)	(0.07)	(0.02)
Net asset value, end of year	$16.63	$14.83	$11.93	$10.69	$10.18	$7.71

Total return	13.52%	24.70%	11.96%	5.25%	33.11%	12.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$27,178	$22,427	$15,500	$17,799	$12,214	$9,700
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	1.23%	1.25%	1.24%	1.29%	1.33%
After expense reimbursements	0.24%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.10)%	0.00%	0.05%	0.22%	0.39%	0.24%
After expense reimbursements	0.03%	0.24%	0.30%	0.48%	0.69%	0.58%
Portfolio turnover	1%	4%	7%	10%	3%	13%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	March 12, 2013(d) to August 31, 2013
Net asset value, beginning of year	$17.32		$14.53	$13.67	$15.90	$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		0.02	(0.03)	(0.08)	(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	0.14		2.77	0.89	(2.15)	4.02	1.97
Total from investment operations	0.14		2.79	0.86	(2.23)	3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		—	—	—	—	—
Distributions from capital gains	(0.46	)(b)	— (b)	— (b)	— (b)	—	—
Total distributions	(0.51)		—	—	—	—	—
Net asset value, end of year	$16.95		$17.32	$14.53	$13.67	$15.90	$11.96

Total return	0.70%		19.20%	6.29%	(14.02)%	32.94%	19.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$47,365		$40,256	$36,880	$29,596	$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	0.67%		1.30%	1.31%	1.34%	1.54%	5.16%
After expense reimbursements	0.67%		1.30%	1.31%	1.34%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.02%		0.13%	(0.22)%	(0.53)%	(0.78)%	(4.11)%
After expense reimbursements	0.02%		0.13%	(0.22)%	(0.53)%	(0.55)%	(0.19)%
Portfolio turnover	3%		24%	13%	22%	5%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(d)	Commencement of operations.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2018

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Trust’s investment advisor, Shelton Capital Management, the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 28, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets(d)	Written Options - Liabilities	Total
California Tax-Free Income Fund	$—	$70,560,624	$—		$70,560,624	$—	$—	$—
U.S. Government Securities Fund	—	21,128,422	—		21,128,422	—	—	—
Short-Term U.S. Government Bond Fund	—	5,271,147	—		5,271,147	—	—	—
The United States Treasury Trust Fund	—	58,311,865	—		58,311,865	—	—	—
S&P 500 Index Fund	177,887,446	2,700,000	55	(e)	180,587,501	47,970	—	47,970
S&P MidCap Index Fund	122,830,091	—	—		122,830,091	2,740	—	2,740
S&P SmallCap Index Fund	71,179,230	—	—		71,179,230	5,850	—	5,850
Shelton Core Value Fund	163,224,016	18,800,000	1,000,000	(f)	183,024,016	—	(956,291)	(956,291)
European Growth & Income Fund	9,735,047	—	—		9,735,047	—	—	—
Nasdaq-100 Index Fund	541,804,679	20,800,000	—		562,604,679	400,099	—	400,099
Shelton Green Alpha Fund	44,786,156	—	—		44,786,156	—	—	—

(a)

It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of February 28, 2018.

(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,000,000
Net Purchases	—	—
Net Sales	(1,802)	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$55	$1,000,000

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

	Fair Value as of 2/28/18	Valuation Techniques	Unobservable Input*	Input Values	Impact to valuation from an increase to input
Safeway, Inc. CVR-Non Tradeable	$ 55	Market comparables and estimated recovery proceeds	Based on independent valuation firm assessment of fair market value	$0.03	Increase in unobservable input will decrease the value
Amerityre Corp. 5% Preferred Conv.	$ 1,000,000	Market comparables and estimated recovery proceeds	Discount for lack of marketability	$0.50	Increase in unobservable input will decrease the value

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use futures contracts and strategies for achieving their investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve their objectives. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2018, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 30, 1, 5, and 187, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2018. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the six months ended February 28, 2018:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$51,375
S&P MidCap Index Fund – Equity contracts	2,290
S&P SmallCap Index Fund – Equity contracts	6,775
Nasdaq-100 Index Fund – Equity contracts	189,805

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2018:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$(426,469)	$(52,603)
S&P MidCap Index Fund – Equity contracts	$55,209	$7,050
S&P SmallCap Index Fund – Equity contracts	$48,556	$(3,660)
Nasdaq-100 Index Fund – Equity contracts	$1,084,679	$38,135

The previously disclosed derivative instruments outstanding as of February 28, 2018, and their effect on the Statement of Operations for the period ending February 28, 2018, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,787,732
S&P MidCap Index Fund – Equity contracts	$914,113
S&P SmallCap Index Fund – Equity contracts	$1,659,545
Nasdaq-100 Index Fund – Equity contracts	$13,835,187

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2019, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended February 28, 2018 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.07%	0.74%	1.24%	1/2/19
Short-Term U.S. Government Bond Fund	0.38%	0.59%	1.09%	1/2/19
The United States Treasury Trust	0.19%	0.53%	1.03%	1/2/19
European Growth & Income Fund	0.41%	1.00%	1.50%	1/2/19
Nasdaq-100 Index Fund	0.24%	0.49%	0.99%	1/2/19

At August 31, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,274,048. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/18	Expires 8/31/19	Expires 8/31/20	Total
U.S. Government Securities Fund	$24,827	$20,081	$16,422	$61,330
Short-Term U.S. Government Bond Fund	26,812	24,167	23,105	74,084
The United States Treasury Trust	665,667	362,655	120,514	1,148,836
S&P 500 Index Fund	155,206	145,091	182,805	483,102
S&P MidCap Index Fund	62,001	52,995	72,425	187,421
S&P SmallCap Index Fund	20,187	18,440	39,066	77,693
European Growth & Income Fund	31,088	27,667	40,935	99,690
Nasdaq-100 Index Fund	517,857	705,792	918,243	2,141,892
Total	$1,503,645	$1,356,888	$1,413,515	$4,274,048

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually. Teresa Axelson formerly served as CCO of the Trust under similar arrangements for the period of September 2016 to March 2017.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

For the six month period ended February 28, 2018, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$4,572	$4,572
Short-Term U.S. Government Bond Fund	1,451	1,451
S&P 500 Index Fund	11,088	11,088
S&P MidCap Index Fund	7,484	7,484
S&P SmallCap Index Fund	10,994	10,994
Shelton Core Value Fund	7,076	7,076
European Growth & Income Fund	4,864	4,864
Nasdaq-100 Index Fund	30,093	30,093
The United States Treasury Trust	661	661

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2018 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$3,204,188	$4,307,058	$3,204,188	$4,307,058
U.S. Government Securities Fund	1,000,125	1,235,162	—	—
Short-Term U.S. Government Bond Fund	298,582	303,763	—	—
S&P 500 Index Fund	65,750	1,901,778	65,750	1,901,778
S&P MidCap Index Fund	6,266,636	10,349,756	6,266,636	10,349,756
S&P SmallCap Index Fund	5,309,369	3,790,252	5,309,369	3,790,252
Core Value Fund	12,510,425	2,772,044	12,510,425	2,772,044
European Growth & Income Fund	1,623,165	2,295,523	1,623,165	2,295,523
Nasdaq-100 Index Fund	13,753,999	5,575,939	13,753,999	5,575,939
Green Alpha Fund	10,993,540	1,297,013	10,993,540	1,297,013

Note 4 - OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2018, the Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$ 958,461

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended February 28, 2018, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$ (479,202)	$ (38,502)

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

Volume of derivative instruments held by the Funds during the year ended February 28, 2018, was as follows:

Derivative Type	Unit Of Measurement	Average
Written Option Contracts	Contracts	$ (460,875)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2017, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, paydowns, and treatment of accretion of discount have been reclassified to paid-in capital. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
U.S. Government Securities Fund	$—	$8,438	$(8,438)
California Tax-Free Income Fund	—	(29,973)	29,973
Short-Term U.S. Government Bond Fund	(2)	124	(122)
S&P Mid Cap Index Fund	16,492,468	153	(16,492,621)
Core Value Fund	—	87,836	(87,836)
European Growth & Income Fund	—	(99)	99

There were no net operating losses offset to Paid-in-Capital included in the amounts reclassified above.

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2017 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Other Differences	Total Distributable Earnings
California Tax-Free Income Fund	$36,129	(1)	$234,826	$—	$4,093,374	$(32,116)	4,332,213
U.S. Government Securities Fund	3,764		—	(376,271)	321,794	(509)	(51,222)
Short-Term U.S. Government Bond Fund	19		—	(929)	169	(21)	(762)
The United States Treasury Trust	—		—	(2,296)	—	—	(2,296)
S&P 500 Index Fund	751,656		2,381,919	—	95,788,631	—	98,922,206
S&P Mid Cap Index Fund	326,327		9,280,910	—	37,138,141	—	46,745,378
S&P Small Cap Index Fund	834,200		6,653,302	—	15,157,606	—	22,645,108
Core Value Fund	1,611,726		20,133,228	—	57,526,845	—	79,271,799
European Growth & Income Fund	16,735		—	(1,467,771)	2,558,983	—	1,107,947
Nasdaq-100 Index Fund	1,059,619		3,677,769	—	155,929,835	—	160,667,223
Green Alpha Fund	48,526		1,115,270	—	5,794,679	—	6,958,475

(1)	Tax-exempt income

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments. Other differences consist of distributions payable as of August 31, 2017.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2016-August 31, 2017 to the period ending August 31, 2018.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2018.

Capital Losses: Capital loss carry forwards, as of August 31, 2017, available to offset future capital gains, if any, are as follows:

Expiring	Short-Term U.S. Government Bond Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	European Growth & Income Fund
2018	$—	$131,001	$—	$124,746
2019	—	245,271	—	205,587
Long Term with No Expiration	929	—	—	1,135,524
Short Term with No Expiration	—	—	2,296	1,914
Total	$929	$376,272	$2,296	$1,467,771

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

The tax character of distributions paid during the years ended August 31, 2017 and 2016 were as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2016	$—	$—	$—	$2,175,617	$2,175,617
	2017	—	—	382,825	1,808,992	2,191,817
U.S. Government Securities Fund	2016	—	304,564	—	—	304,564
	2017	—	351,966	—	—	351,966
Short-Term U.S. Government Bond Fund	2016	—	9,179	—	—	9,179
	2017	—	22,223	1,286	—	23,509
The United States Treasury Trust	2016	—	—	—	—	—
	2017	—	16,585	—	—	16,585
S&P 500 Index Fund	2016	—	2,597,816	3,233,627	—	5,831,443
	2017	—	3,026,980	1,261,699	—	4,288,679
S&P Mid Cap Index Fund	2016	—	1,309,627	22,196,144	—	23,505,771
	2017	—	1,909,057	16,075,128	—	17,984,185
S&P Small Cap Index Fund	2016	—	408,132	4,842,659	—	5,250,791
	2017	—	515,196	2,359,926	—	2,875,122
Shelton Core Value Fund	2016	—	3,534,457	2,624,819	—	6,159,276
	2017	—	7,119,111	20,267,299	—	27,386,410
European Growth & Income Fund	2016	—	234,972	—	—	234,972
	2017	—	245,476	—	—	245,476
Nasdaq-100 Index Fund	2016	—	2,545,230	—	—	2,545,230
	2017	—	2,574,293	—	—	2,574,293
Green Alpha Fund	2016	—	—	—	—	—
	2017	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2017.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P 500 Index Fund:	Assets
Futures Contracts		$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$51,375	$—	$51,375	$—	$51,375	$—
		51,375	—	51,375	—	51,375	—

S&P MidCap Index Fund:	Assets
Futures Contracts		$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$2,290	$—	$2,290	$—	$2,290	$—
		2,290	—	2,290	—	2,290	—

S&P SmallCap Index Fund:	Assets
Futures Contracts		$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$6,775	$—	$6,775	$—	$6,775	$—
		6,775	—	6,775	—	6,775	—

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2018

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Nasdaq-100 Index Fund:	Assets
Futures Contracts		$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$189,805	$—	$189,805	$—	$189,805	$—
		189,805	—	189,805	—	189,805	—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 - SUBSEQUENT EVENTS

A Special Meeting of Shareholders of the European Growth and Income Fund, a series of Shelton Funds has been scheduled for June 15, 2018 (the “Special Meeting”) to vote on the proposal to reorganize (the “Reorganization”) of the European Growth and Income Fund into Shelton International Select Equity Fund (the “International Select Equity Fund”), a series of SCM Trust. The Reorganization is expected to take effect on or about June 22, 2018.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 28, 2018. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the Form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman of the Board, Trustee, President	Since August, 1998, Since August 1999, Since August 1999
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer, Secretary	Since March, 2017

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreements (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•	the Investment Advisory Agreements dated January 1, 2007 between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Funds Investment Advisory Agreement”);
o	California Tax-Free Income Fund;
o	European Growth & Income Fund;
o	Nasdaq-100 Index Fund;
o	S&P 500 Index Fund;
o	S&P MidCap Index Fund;
o	S&P SmallCap Index Fund;
o	Shelton Core Value Fund;
o	Short-Term U.S. Government Bond Fund; and
o	The United States Treasury Trust; and
o	U.S. Government Securities Fund;
•	the Investment Advisory Agreement effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Green Alpha Fund, and SCM (the "Green Alpha Investment Advisory Agreement"); and
•	the Discretionary Sub-Advisory Agreement effective as of March 8, 2013, between Green Alpha Advisors, LLC (“Green Alpha”) and SCM (the “Investment Sub-Advisory Agreement” and collectively with the Shelton Funds Investment Advisory Agreement and the Green Alpha Advisory Agreement, each an “Advisory Agreement” and collectively, the “Advisory Agreements”).

 At a meeting held in-person on February 7-8, 2018, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for an additional one-year period ending March 31, 2019:

Prior to the meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds) and Green Alpha, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreements with SCM and Green Alpha representatives, and in a private session with independent legal counsel at which representatives of SCM and Green Alpha were not present. In deciding to approve the renewal of the Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Green Alpha, its personnel and its resources. The Board considered the depth and quality of Green Alpha’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Green Alpha. The Board determined that Green Alpha was adequately managing matters related to the Green Alpha Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and Green Alpha, respectively, are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

Board Approval of the Investment Advisory Agreements (Unaudited) (Continued)

•	For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate category, the Fund was in the third quartile over the 10-year period and the fourth quartile over the 1-year, 3-year and 5-year periods.
•	For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year, 3-year, and 10-year periods, and in the fourth quartile over the 5-year period.
•	For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first decile over the 3-year, 5-year and 10-year periods, and the second quartile for the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.
•	For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year period, and the second quartile over the 1-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.
•	For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year, 5-year, and 10-year period, and the third quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.
•	For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year 5-year and 10-year periods, and the third quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Shelton Green Alpha Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year period and the fourth quartile over the 3-year period.

•	For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, the third quartile over the 5-year period, and the fourth quartile for the 1-year and 3-year periods.
•	For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.
•	For The United States Treasury Trust, it was noted that the performance of the Fund was below the standard index and category index over the 1-year, 3-year, 5-year and 10-year periods.
•	For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year period, the second quartile over the 3-year and 10-year periods, and the third quartile over the 5-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and Green Alpha’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds. The Trustees also noted the Funds pay certain administrative services that were previously provided to the Funds by SCM at SCM’s expense.

The Board noted that the total management fees charged to most Funds were generally lower than the industry median for comparable funds, with the exception of the California Tax-Free Income Fund, the European Growth & Income Fund, the Short-Term U.S. Govt. Bond Fund, The United States Treasury Trust, and the U.S. Government Securities Fund, each of which was above median.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally below the industry median for other comparable funds, with the exception of the European Growth & Income Fund, The United States Treasury Trust, the U.S. Government Securities Fund, and the Shelton Green Alpha Fund, each of which was above median.

Comparable Accounts

The Board noted certain information provided by SCM and Green Alpha regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. Green Alpha noted that there were no such comparable accounts. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the applicable Funds, as well as the resulting level of profits to SCM and Green Alpha, respectively. The Independent Trustees received financial and other information from SCM and Green Alpha.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s and Green Alpha’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds.

The Board also considered that SCM and Green Alpha do not receive material indirect benefits from managing the applicable Funds. For example, neither SCM nor Green Alpha seeks to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the February 7-8, 2018 meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM and Green Alpha, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, and that the renewal of the each Advisory Agreement was in the best interests of each Fund and its shareholders.

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1050 17th St, Ste 1710

Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2018

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 27, 2018